UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual	SHENKMAN CAPITAL FLOATING
Report	RATE HIGH INCOME FUND

March 31, 2023	SHENKMAN CAPITAL SHORT
DURATION HIGH INCOME FUND

Each a series of Advisors Series Trust (the “Trust”)

	SHENKMAN CAPITAL		Institutional
	FLOATING RATE	Class F	Class
	HIGH INCOME FUND	(SFHFX)	(SFHIX)

	SHENKMAN CAPITAL				Institutional
	SHORT DURATION	Class A	Class C	Class F	Class
	HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-SHENKMAN (1-855-743-6562)

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2023 (Unaudited)

Dear Shareholder,

Fund Overview and Performance

The Shenkman Capital Floating Rate High Income Fund (the “Fund”) seeks to generate high current income through active selection and management of investments, primarily in the leveraged loan universe, and looks to build a portfolio with the best chance of providing superior risk-adjusted returns. For the semi-annual period ended March 31, 2023 (the “Period”), the Morningstar LSTA US Leveraged Loan Index (the “Index”) and Morningstar LSTA US B- Ratings and Above Loan Index (the “B- & Above Index”) returned 5.94% and 6.36%, respectively, as fixed-income assets cautiously rebounded following a rate-driven selloff over the prior period. Both the Fund’s institutional class shares (SFHIX) and F class shares (SFHFX) had a net return of 5.77% for the Period.

The primary driver of Fund performance relative to the Index during the Period was the underweight and positive selection in CCCs as the cohort significantly underperformed higher-rated loans. For further context, over the Period, Index returns by rating exhibited differentiation, with BB-rated, B-rated, and CCC & Below-rated loans returning +5.97%, +6.61%, and -1.53%, respectively. The Fund had a lower weight than the Index in riskier credit profiles, including CCC-rated/below and second-lien loans, both of which contributed to relative performance. Negative selection in BB rated credits was a detractor for the Period. From a sector attribution standpoint, the Fund benefitted from positive selection in Software & Services and Health Care Equipment & Services.  Main detractors were negative selection in Telecommunication Services and Diversified Financials.

The Fund remained well-diversified, with investments in approximately 350 issuers across more than 50 industries.  For liquidity purposes, the Fund targets an allocation of approximately 15% of assets to cash and bonds.

Market Commentary

Following a record $614 billion in leveraged loan issuance in 2021, primary loan market activity slowed significantly in 2022 amid increased market volatility and sharply higher rates. Full year 2022 issuance of $225 billion represents a 63% decline in volume versus the prior year. The limited issuance theme carried over into the first quarter of 2023 as just $70.3 billion in loans came to market during the Period. Lenders who typically tap the leveraged loan market have approximately $23 billion in underwritten loans on their balance sheets that have yet to hit the market, according to Deutsche Bank. We believe investors can now push for attractive original issue discounts (OIDs), higher spreads, and more robust covenant protections to get deals to clear the market, which is costly for dealers but has created an opportunity for investors. From a demand perspective, CLO formations totaled $33.6 billion in the first quarter, an increase of approximately 50% from the

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2023 (Unaudited)

previous quarter, following issuance totals of $183.7 billion and $130.3 billion in 2021 and 2022, respectively, the highest and second-highest annual volume totals on record. Despite the tailwind of rising rates, robust CLO formations, and tepid issuance, retail demand for leveraged loans has been tempered by recession fears. Leveraged loan mutual funds experienced outflows of $9.3 billion in the quarter. There were 11 loan issuer defaults totaling $11 billion in the first quarter following just 13 loan issuer defaults affecting $14.1 billion in leveraged loans for full year 2022. According to J.P. Morgan Research, the trailing twelve-month par-weighted default rate ended the quarter at 1.72%, up from 0.97% at the end of 2022. The J.P. Morgan Research group recently raised its default rate forecast to 3.5% for 2023. For context, the historical leveraged loan default rate is 3%.

Outlook

After two years of global markets largely focused on the global pandemic and subsequent reopening of global economies, 2022 ushered in a new era of interest rate hikes, a Fed balance sheet wind-down, historically high inflation, and armed conflict that is threatening to reverse decades of globalization. Investors continue to grapple with the downstream effects of these factors and how they may impact earnings in the coming quarters, with intense focus on corporate results and earnings outlooks. The collapse of Silicon Valley Bank could be a case study of the unforeseen consequences of sharply higher rates as many high-flying tech companies tapped their deposits amid a downturn in valuations, forcing the bank to sell $21 billion in holdings at a loss of $1.8 billion. Recent CPI data has shown inflation has been easing, though the headline figure of 6.0% remains well above the Fed’s target of 2%, and recent pronouncements show little deviation from their stated intent to contain it. With the terminal rate still in question, we believe the coming months may test market resolve as these initiatives continue to unfold, potentially pressuring both consumer finances and corporate earnings, while geopolitical risks remain prevalent. We continue to monitor developments on all fronts to assess the potential impacts across industries and the overall economy. The relatively benign default environment and upward trend in rates could remain a tailwind for the asset class. We believe the leveraged loan market offers compelling relative value, especially with the Fed’s determination to combat inflation. We will remain vigilant, proactively managing the portfolio and trading exposures across our global platform with the goal of seeking to protect the downside and maximize returns.

We remain constructive on the loan market overall; however, we believe credit selection will continue to drive performance differentiation this year. If there are further bouts of volatility, we believe there is potential for increased dispersion between better quality and riskier credits after a period of significant compression. Therefore, we remain cautious as we continuously review the relative value of the Fund’s positions. Our core philosophy

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2023 (Unaudited)

remains the preservation of capital and to strive to deliver, or beat, market returns throughout the cycle with a lower risk profile. As a conservative asset manager, we intend to remain defensively positioned in our portfolios and will seek to take advantage of market dislocations only in creditworthy, Shenkman-approved issuers in both the primary and secondary markets.

Thank you again for your continued support and trust in the Fund.  We look forward to growing with you.

Sources: LCD, JPM Research

IMPORTANT INFORMATION

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.  The Shenkman Group focuses on the leveraged finance market and is dedicated to providing in-depth, bottom-up, fundamental credit analysis.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”).  Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.  EEA Investors: This material is provided to you because you have been classified as a professional client in accordance with the Markets in Financial Instruments Directive (Directive 2014/65/EU) (known as “MiFID II”) or as otherwise defined under applicable local regulations. If you are unsure about your classification or believe that you may be a retail client under these rules, please contact the Shenkman Group and disregard this information.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2023 (Unaudited)

be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Investments in CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest payments and that the quality of the collateral may decline in value or default. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s or Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

The Morningstar® LSTA US Leveraged Loan Index is a market-value weighted index designed to measure the performance of the US leveraged loan market.

The Morningstar® LSTA US B- Ratings and Above Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded institutional term loans that are rated B- or above and syndicated to U.S. loan investors. The Morningstar® LSTA US B- Ratings and Above Loan Index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

You cannot invest directly in an index.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and Standard & Poor’s to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated. Standard & Poor’s assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

These materials may contain information obtained from third parties, and may include ratings from credit ratings agencies such as Standard & Poor’s.  Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party.  Third-party information contained in this presentation was obtained from sources that the Shenkman Group considers to be reliable; however, no representation is made as to, and no responsibility, warranty or liability is accepted for, the accuracy, completeness, timeliness or availability of such

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2023 (Unaudited)

information, including ratings.  Neither the Shenkman Group nor any third-party content provider is responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content.  NEITHER THE SHENKMAN GROUP NOR ANY THIRD-PARTY CONTENT PROVIDERS GIVE ANY EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  NEITHER THE SHENKMAN GROUP NOR ANY THIRD-PARTY CONTENT PROVIDERS SHALL BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF SUCH THIRD-PARTY CONTENT, INCLUDING RATINGS.  Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities.  They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

References to indices are for information purposes only.  The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein.

The indices have not been selected to represent an appropriate benchmark.  The strategies referred to herein are not designed to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The Shenkman Capital Floating Rate High Income Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2023 (Unaudited)

Dear Shareholder,

During the fiscal six months ended March 31, 2023 (the “Period”), the Shenkman Capital Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high-quality yet short duration.  The Fund’s Institutional Class shares (“SCFIX”) returned 5.61% for the Period and ended the Period with a duration-to-worst of 1.62 years and average final maturity of 3.35 years. The Fund’s Class A shares returned 5.44% (without sales load) and 2.26% (with maximum sales load imposed on purchases of 3.00%) for the Period, and the Class F shares returned 5.58%. Additionally, the Class C shares returned 5.08% (without sales load) and 4.08% (with maximum deferred sales load of 1.00%). The Fund’s benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C), returned 4.99% for the Period while the ICE BofA 0-3 Year U.S. Treasury Index (G1QA) returned 2.20%.

In what was a strong period for the broader high yield market, the Fund participated materially in the rally despite its more defensive shorter tenor positioning.  The broader high yield market as measured by the ICE BofA U.S. High Yield Index (H0A0) posted a return 7.85% for the Period. Given the significant downward price movement in the high yield market since beginning of 2022, the impact of duration-based index rebalancing for the Benchmark has resulted in greater performance dispersion relative to the Fund.  That having been said, SCFIX outperformance versus the Benchmark was largely attributable to its overweight in maturities beyond three years and positive selection in BB rated credits, while on a sector basis, positive selection in Industrials and positive selection and underweight in Consumer Staples Discretionary were also contributors. Negative selection in B rated credits, negative selection in Utilities, and an underweight and selection in Financials were the three largest detractors over the period.  The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis and less driven by top-down, sector-driven allocations.  The Fund’s top three broader sector exposures are concentrated in Leisure, Gaming & Travel, Industrials and Healthcare. We believe our Leisure, Gaming & Travel exposure is well diversified, including subsegments that have been more stable such as fast-food franchisors and regional theme parks as well as those subsegments we believe are better positioned for an ultimate recovery in travel and entertainment such as Hotels & Gaming. The Industrials sector exposure captures a wide range of sub-industries and holdings that are broadly diversified and include service companies that in our view have attractive business models and competitive positions. The Healthcare sector is historically among the most stable and defensive sectors given its consistent/recurring revenues, solid free cash flow generation and strong asset coverage. Additionally, we have intentionally avoided the Oil & Gas sector given the unfavorable risk/reward for shorter

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2023 (Unaudited)

maturities in the space and the asymmetric downside volatility associated with the volatile swings in commodity prices.  The Fund’s exposure to bank loans was also a positive contributor to performance as bank loan returns outpaced short duration for the Period.  The Fund’s bank loan weighting increased during the Period from 5.03% to 8.04%.  As of March 31, 2023, the Fund’s average price was $97.57 (up from $94.67 at the beginning of the period), with a current yield of 6.40%, yield-to-maturity of 7.15% and a yield-to-worst of 7.04%.  As we believe diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, ending the period with investments in 188 issuers across 15 sectors as of March 31, 2023.

Market Commentary

Despite volatility within the Period, the broader high yield market, as measured by the H0A0, rallied 7.85% over the six months ended March 31, 2023 as the longer duration tiers of the high yield market outperformed shorter duration tiers given the movement in the rates market, while risk appetite fluctuated within the Period, ultimately ending with B rated credits posting the strongest performance, followed by BB rated credits, while gains in CCC rated credits lagged behind.

The J.P. Morgan U.S. high yield bond par-weighted trailing 12 month default rate remained low and below its historical average, ending the Period at 1.27%.  Amid significant market volatility, high yield capital market activity was sporadic with total new issuance of $57 billion over the Period.  Issuance of $16.5 billion in the fourth quarter of 2022 represented the lowest quarterly issuance since first quarter of 2009, whereas issuance of $40.5 billion in the first quarter of 2023 was the highest quarterly issuance since first quarter of 2022, with March representing the slowest month of the period at $5.6 billion.

Outlook

Unknowns and uncertainty increased in the financial markets during March; however, with minimal direct exposure to financials/banking, the High Yield bond market remained resilient. While volatility may increase, in our opinion, the yields being offered in the better-quality portion of the market could help cushion much of this volatility. Additionally, we believe the relatively low average price in the market relative to historical levels offers potential upside optionality should rates decline further, and/or spreads tighten. Building from this, in our opinion, a higher volatility market this year would lead to credit selection making a bigger impact on returns. From a broad credit quality perspective, the market benefits from having relatively low levels of debt maturities due this year and next, which, in our opinion, could help decrease credit risks in the near term, versus other cycles that have experienced relatively slow growth. We continue to believe the higher-quality short duration segment of the high yield market remains well

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2023 (Unaudited)

positioned as a lower volatility solution with the ability to seek to capture attractive risk-adjusted returns in the current environment.

Thank you again for your continued support and trust in our strategy. We look forward to growing with you.

IMPORTANT INFORMATION

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.  The Shenkman Group focuses on the leveraged finance market and is dedicated to providing in-depth, bottom-up, fundamental credit analysis.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”).  Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.  EEA Investors: This material is provided to you because you have been classified as a professional client in accordance with the Markets in Financial Instruments Directive (Directive 2014/65/EU) (known as “MiFID II”) or as otherwise defined under applicable local regulations. If you are unsure about your classification or believe that you may be a retail client under these rules, please contact the Shenkman Group and disregard this information.

Any third-party information contained herein was obtained from sources that Shenkman considers to be reliable; however, no representation is made as to, and Shenkman accepts no responsibility, warranty or liability for the accuracy or completeness of such information. Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2023 (Unaudited)

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The ICE BofA U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the ICE BofA BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (HUC4) has an inception date of December 31, 1996, and is a subset of the ICE BofA U.S. High Yield Index (H0A0) that consists of all securities rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The ICE BofA U.S. Treasuries 0-3 year Index (G1QA) is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than three years.

You cannot invest directly in an index.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Yield to Maturity is the total return anticipated on a bond if the bond is held until it matures.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

Spread-to-worst is the difference between the yield-to-worst of a bond and yield-to-worst of a U.S. Treasury with a similar duration.

Current Yield is the annual income (interest or dividends) divided by the current price of the security. This measure looks at the current price of a bond instead of its face value and represents the return an investor would expect if he or she purchased the bond and held it for a year. This measure is not an accurate reflection of the actual return that an investor will receive in all cases because bond and stock prices are constantly changing due to market factors.

Yield-to-Maturity is the rate of return anticipated on a bond if held until the end of its lifetime. YTM is considered a long-term bond yield expressed as an annual rate. The YTM calculation takes into account the bond’s current market price, par value, coupon interest rate and time to maturity. It is also assumed that all coupon payments are reinvested at the same rate as the bond’s current yield. YTM is a complex but accurate calculation of a bond’s return that helps investors compare bonds with different maturities and coupons.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2023 (Unaudited)

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and Standard & Poor’s to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated. Standard & Poor’s assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

Any information in these materials from ICE Data Indices, LLC (“ICE BofA”) was used with permission. ICE BofA PERMITS USE OF THE ICE BofA INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BofA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE SHENKMAN GROUP, OR ANY OF ITS PRODUCTS OR SERVICES.

References to indices are for information purposes only.  The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark.  The strategies referred to herein are not designed to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The Shenkman Capital Short Duration High Income Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE
March 31, 2023 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2022 to March 31, 2023.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2023 (Unaudited)

useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Capital Floating Rate High Income Fund
Actual
Class F	$1,000.00	$1,057.70	$2.82
Institutional Class	$1,000.00	$1,057.70	$2.77

Hypothetical (5% return
before expenses)
Class F	$1,000.00	$1,022.19	$2.77
Institutional Class	$1,000.00	$1,022.24	$2.72

(1)
Shenkman Capital Floating Rate High Income Fund – Class F and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.55% and 0.54%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 5.77% for Class F and 5.77% for the Institutional Class as of March 31, 2023.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Capital Short Duration High Income Fund
Actual
Class A	$1,000.00	$1,054.40	$4.92
Class C	$1,000.00	$1,050.80	$8.69
Class F	$1,000.00	$1,055.80	$3.74
Institutional Class	$1,000.00	$1,056.10	$3.33

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.14	$4.84
Class C	$1,000.00	$1,016.45	$8.55
Class F	$1,000.00	$1,021.29	$3.68
Institutional Class	$1,000.00	$1,021.69	$3.28

(2)
Shenkman Capital Short Duration High Income Fund – Class A, Class C, Class F, and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.96%, 1.70%, 0.73% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 5.44% for Class A, 5.08% for Class C, 5.58% for Class F, and 5.61% for the Institutional Class as of March 31, 2023.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2023 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Stars Group Holdings B.V., Senior Secured First Lien Term
Loan 7.409% (3 Month LIBOR USD + 2.25%), 07/21/2026	1.04%
Asurion, LLC, Senior Secured First Lien Term Loan 8.09%
(1 Month LIBOR USD + 3.25%), 12/23/2026	1.04%
Maxar Technologies, Ltd.,
Senior Secured First Lien Term Loan 9.157%
(1 Month SOFR USD + 4.25%, 0.500% Floor), 06/14/2029	0.99%
Optiv Security, Inc., Senior Secured First Lien Term Loan 8.09%
(3 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024	0.85%
Verscend Holding Corp., Senior Secured First Lien Term
Loan 8.84% (1 Month LIBOR USD + 4.00%), 08/27/2025	0.80%
Almonde, Inc., Senior Secured First Lien Term Loan 8.325%
(3 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024	0.77%
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien Term Loan 8.85%
(1 Month LIBOR USD + 4.00%), 04/26/2024	0.77%
Caesars Entertainment, Inc. 6.25%, 07/01/2025	0.74%
Cambrex Corp., Senior Secured First Lien Term Loan 8.407%
(1 Month SOFR USD + 3.50%, 0.750% Floor), 12/04/2026	0.73%
Triton Water Holdings, Inc.,
Senior Secured First Lien Term Loan 8.659%
(3 Month LIBOR USD + 3.50%, 0.500% Floor), 03/31/2028	0.72%

The portfolio’s holdings and allocations are subject to change.  The top ten holdings presented exclude the money market fund. The percentages are of total net assets as of March 31, 2023.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k)

AEROSPACE & DEFENSE – 0.20%
Spirit Aerosystems, Inc.,
Senior Secured First Lien Term Loan
9.176% (3 Month SOFR USD + 4.50%,
0.500% Floor), 01/15/2027 (a)	$597,000	$597,299

AUTO RETAIL – 0.91%
CWGS Group, LLC
Senior Secured First Lien Term Loan
7.209% (1 Month LIBOR USD + 2.50%,
0.750% Floor), 06/05/2028 (a)	687,529	636,135
Senior Secured First Lien Term Loan
7.34% (1 Month LIBOR USD + 2.50%,
0.750% Floor), 06/05/2028 (a)	53,627	49,619
LS Group Opco Acquisition, LLC,
Senior Secured First Lien Term Loan
8.064% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 11/02/2027 (a)	997,050	990,823
Mavis Tire Express Services Topco Corp.,
Senior Secured First Lien Term Loan
8.922% (1 Month SOFR USD + 4.00%,
0.750% Floor), 05/04/2028 (a)	1,065,045	1,046,903
		2,723,480

AUTOMOTIVE – 0.38%
American Axle & Manufacturing, Inc.,
Senior Secured First Lien Term Loan
8.447% (1 Month SOFR USD + 3.50%,
0.500% Floor), 12/13/2029 (a)	509,723	507,492
Autokiniton U.S. Holdings, Inc.,
Senior Secured First Lien Term Loan
9.28% (1 Month SOFR USD + 4.50%,
0.500% Floor), 04/06/2028 (a)	661,223	643,866
		1,151,358

BUILDING PRODUCTS – 2.27%
Cornerstone Building Brands, Inc.,
Senior Secured First Lien Term Loan
7.934% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 04/12/2028 (a)	750,401	664,668

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

BUILDING PRODUCTS – 2.27% – Continued
CPG International, LLC,
Senior Secured First Lien Term Loan
7.407% (1 Month SOFR USD + 2.50%,
0.500% Floor), 04/30/2029 (a)	$1,252,705	$1,241,218
Griffon Corp.,
Senior Secured First Lien Term Loan
7.548% (3 Month SOFR USD + 2.50%,
0.500% Floor), 01/24/2029 (a)	406,968	405,544
QUIKRETE Holdings, Inc.
Senior Secured First Lien Term Loan
7.465% (1 Month LIBOR USD + 2.625%),
02/01/2027 (a)	1,380,973	1,362,634
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%),
03/18/2029 (a)	1,133,550	1,122,016
SRS Distribution, Inc.,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 06/02/2028 (a)	775,000	750,394
TAMKO Building Products, LLC
Senior Secured First Lien Term Loan
7.776% (3 Month SOFR USD + 3.00%),
05/29/2026 (a)	338,171	329,982
Senior Secured First Lien Term Loan
7.965% (6 Month SOFR USD + 3.00%),
05/29/2026 (a)	153,739	150,016
Senior Secured First Lien Term Loan
7.99% (3 Month SOFR USD + 3.00%),
05/29/2026 (a)	166,287	162,261
VC GB Holdings I Corp.,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 07/21/2028 (a)	654,713	623,885
		6,812,618

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

CHEMICALS – 4.47%
Axalta Coating Systems U.S. Holdings, Inc.,
Senior Secured First Lien Term Loan
7.898% (1 Month SOFR USD + 3.00%,
0.500% Floor), 12/20/2029 (a)	$878,959	$881,341
Discovery Purchaser Corp.,
Senior Secured First Lien Term Loan
8.962% (3 Month SOFR USD + 4.375%,
0.500% Floor), 10/04/2029 (a)	630,420	598,637
Ineos U.S. Finance, LLC
Senior Secured First Lien Term Loan
7.407% (1 Month SOFR USD + 2.50%,
0.500% Floor), 11/06/2028 (a)	712,800	701,566
Senior Secured First Lien Term Loan
8.407% (1 Month SOFR USD + 3.50%),
02/19/2030 (a)	1,010,000	1,006,213
Ineos U.S. Petrochem, LLC
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 01/29/2026 (a)	491,250	487,074
Senior Secured First Lien Term Loan
8.657% (1 Month SOFR USD + 3.75%),
03/01/2030 (a)	239,000	238,701
Koppers, Inc.,
Senior Secured First Lien Term Loan
4.00%, 04/01/2030 (a)(g)	234,265	230,165
LSF11 A5 Holdco, LLC
Senior Secured First Lien Term Loan
9.157% (1 Month SOFR USD + 4.25%,
0.500% Floor), 10/13/2028 (a)	325,000	319,314
Senior Secured First Lien Term Loan
8.422% (1 Month SOFR USD + 3.50%,
0.500% Floor), 10/16/2028 (a)	455,404	442,313
LSF11 Skyscraper Holdco SARL,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 09/29/2027 (a)	1,505,818	1,503,937

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

CHEMICALS – 4.47% – Continued
Lummus Technology Holdings V, LLC,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%),
06/30/2027 (a)	$470,275	$463,002
Nouryon Finance B.V.,
Senior Secured First Lien Term Loan
8.99% (3 Month SOFR USD + 4.00%),
04/03/2028 (a)	309,000	308,614
Olympus Water U.S. Holding Corp.,
Senior Secured First Lien Term Loan
8.938% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 11/09/2028 (a)	478,703	454,770
Orion Engineered Carbons GmbH,
Senior Secured First Lien Term Loan
7.409% (3 Month LIBOR USD + 2.25%,
0.500% Floor), 09/22/2028 (a)	283,680	278,361
PMHC II, Inc.,
Senior Secured First Lien Term Loan
9.076% (3 Month SOFR USD + 4.25%,
0.500% Floor), 04/23/2029 (a)	1,819,737	1,608,857
Polar U.S. Borrower, LLC,
Senior Secured First Lien Term Loan
9.021% (6 Month SOFR USD + 4.75%),
10/15/2025 (a)	481,310	402,837
PQ Corp.,
Senior Secured First Lien Term Loan
7.325% (3 Month LIBOR USD + 2.50%,
0.500% Floor), 06/09/2028 (a)	352,718	350,513
PQ Performance Chemicals,
Senior Secured First Lien Term Loan
7.919% (1 Month LIBOR USD + 3.25%,
0.750% Floor), 08/02/2028 (a)	522,388	518,143
SCIH Salt Holdings, Inc.,
Senior Secured First Lien Term Loan
8.825% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 03/16/2027 (a)	809,962	792,026

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

CHEMICALS – 4.47% – Continued
Spectrum Holdings III Corp.,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 01/31/2025 (a)	$704,567	$662,998
Tronox Finance, LLC
Senior Secured First Lien Term Loan
7.075% (1 Month LIBOR USD + 2.25%),
03/10/2028 (a)	346,154	339,231
Senior Secured First Lien Term Loan
7.09% (1 Month LIBOR USD + 2.25%),
03/10/2028 (a)	70,154	68,751
Vantage Specialty Chemicals, Inc.,
Senior Secured First Lien Term Loan
9.597% (1 Month SOFR USD + 4.75%,
0.500% Floor), 10/26/2026 (a)	769,652	741,367
		13,398,731

COMMERCIAL SERVICES – 5.52%
AlixPartners, LLP,
Senior Secured First Lien Term Loan
7.609% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 02/04/2028 (a)	1,538,921	1,535,674
Allied Universal Holdco, LLC,
Senior Secured First Lien Term Loan
8.657% (1 Month SOFR USD + 3.75%,
0.500% Floor), 05/12/2028 (a)	1,240,995	1,180,391
American Auto Auction Group, LLC,
Senior Secured First Lien Term Loan
10.048% (3 Month SOFR USD + 5.00%,
0.750% Floor), 12/30/2027 (a)	881,838	768,080
Apex Group Treasury, LLC,
Senior Secured First Lien Term Loan
8.556% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 07/27/2028 (a)	1,247,149	1,221,165
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%),
10/30/2026 (a)	664,537	663,913

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

COMMERCIAL SERVICES – 5.52% – Continued
Camelot U.S. Acquisition 1 Co. – Continued
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 10/30/2026 (a)	$1,856,813	$1,855,078
Corelogic, Inc.,
Senior Secured First Lien Term Loan
8.375% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 06/02/2028 (a)	828,907	709,607
Deerfield Dakota Holding, LLC,
Senior Secured First Lien Term Loan
8.557% (3 Month SOFR USD + 3.75%,
1.000% Floor), 04/09/2027 (a)	2,003,761	1,945,322
Dun & Bradstreet Corp.,
Senior Secured First Lien Term Loan
8.095% (1 Month LIBOR USD + 3.25%),
02/06/2026 (a)	1,775,878	1,775,505
EAB Global, Inc.,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 08/16/2028 (a)	495,152	485,125
Galaxy U.S. Opco, Inc.,
Senior Secured First Lien Term Loan
9.557% (1 Month SOFR USD + 4.75%,
0.500% Floor), 04/30/2029 (a)	355,215	315,697
Garda World Security Corp.,
Senior Secured First Lien Term Loan
9.109% (1 Month SOFR USD + 4.25%),
10/30/2026 (a)	575,876	571,200
Indy U.S. BIDCO, LLC
Senior Secured First Lien Term Loan
8.385% (1 Month LIBOR USD + 3.75%),
03/06/2028 (a)	674,677	572,635
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%),
03/06/2028 (a)	390,359	331,319
Senior Secured First Lien Term Loan
8.59%, 03/06/2028 (a)(g)	178,950	151,885

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

COMMERCIAL SERVICES – 5.52% – Continued
Pre-Paid Legal Services, Inc.,
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.500% Floor), 12/15/2028 (a)	$705,870	$695,797
Spin Holdco, Inc.,
Senior Secured First Lien Term Loan
8.986% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 03/06/2028 (a)	511,972	431,885
Trans Union, LLC,
Senior Secured First Lien Term Loan
7.09% (1 Month LIBOR USD + 2.25%,
0.500% Floor), 12/01/2028 (a)	1,356,627	1,348,711
		16,558,989
CONSTRUCTION & ENGINEERING – 1.93%
Amentum Government Services Holdings, LLC
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%),
02/01/2027 (a)	930,683	915,559
Senior Secured First Lien Term Loan
8.827% (6 Month SOFR USD + 4.00%,
0.500% Floor), 02/15/2029 (a)	319,728	313,333
Senior Secured First Lien Term Loan
9.033% (3 Month SOFR USD + 4.00%,
0.500% Floor), 02/15/2029 (a)	360,135	352,932
American Residential Services, LLC,
Senior Secured First Lien Term Loan
8.659% (3 Month LIBOR USD + 3.50%,
0.750% Floor), 10/15/2027 (a)	663,723	658,744
Api Group, Inc.
Senior Secured First Lien Term Loan
4.84% (1 Month LIBOR USD + 0.00%),
10/01/2026 (a)	506,738	507,055
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%),
01/03/2029 (a)	499,308	499,932

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

CONSTRUCTION & ENGINEERING – 1.93% – Continued
Brand Industrial Services, Inc.
Senior Secured First Lien Term Loan
9.062% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 06/21/2024 (a)	$84,036	$78,434
Senior Secured First Lien Term Loan
9.065% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 06/21/2024 (a)	344,146	321,203
Centuri Group, Inc.,
Senior Secured First Lien Term Loan
7.453% (3 Month LIBOR USD + 2.50%,
0.500% Floor), 08/28/2028 (a)	667,382	663,421
Tecta America Corp.,
Senior Secured First Lien Term Loan
8.922% (1 Month SOFR USD + 4.00%,
0.750% Floor), 04/06/2028 (a)	910,229	894,756
Tiger Acquisition, LLC,
Senior Secured First Lien Term Loan
8.157% (1 Month SOFR USD + 3.25%,
0.500% Floor), 06/01/2028 (a)	586,075	571,423
		5,776,792

CONSUMER DISCRETIONARY – 1.53%
Champ Acquisition Corp.,
Senior Secured First Lien Term Loan
10.71% (6 Month LIBOR USD + 5.50%),
12/19/2025 (a)	165,519	165,457
Hanesbrands, Inc.,
Senior Secured First Lien Term Loan
8.557% (1 Month SOFR USD + 3.75%,
0.500% Floor), 03/08/2030 (a)	506,000	504,735
Houghton Mifflin Harcourt Co.,
Senior Secured First Lien Term Loan
10.157% (1 Month SOFR USD + 5.25%,
0.500% Floor), 04/09/2029 (a)	1,218,875	1,096,074
Prometric Holdings, Inc.,
Senior Secured First Lien Term Loan
7.85% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 01/29/2025 (a)	951,304	893,631

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

CONSUMER DISCRETIONARY – 1.53% – Continued
Renaissance Holding Corp.,
Senior Secured First Lien Term Loan
9.234% (1 Month SOFR USD + 4.50%,
0.500% Floor), 04/01/2027 (a)	$730,869	$729,195
Renaissance Learning, Inc.,
Senior Secured First Lien Term Loan
9.526%, 03/31/2030 (a)(g)	730,000	711,235
Tory Burch, LLC,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 04/14/2028 (a)	368,438	344,452
WW International, Inc.,
Senior Secured First Lien Term Loan
8.35% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 04/13/2028 (a)	233,415	136,256
		4,581,035

CONSUMER NON-DISCRETIONARY – 0.25%
Kronos Acquisition Holdings, Inc.,
Senior Secured First Lien Term Loan
8.703% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 12/22/2026 (a)	767,338	739,414

ENVIRONMENTAL SERVICES – 1.08%
Belfor Holdings, Inc.,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%),
04/06/2026 (a)	496,459	496,459
Brightview Landscapes, LLC
Senior Secured First Lien Term Loan
7.926% (3 Month SOFR USD + 3.25%,
0.500% Floor), 04/20/2029 (a)	632,500	619,325
Senior Secured First Lien Term Loan
8.057% (1 Month SOFR USD + 3.25%,
0.500% Floor), 04/20/2029 (a)	120,808	118,291
Covanta Holding Corp.
Senior Secured First Lien Term Loan
7.118% (1 Month SOFR USD + 2.50%,
0.500% Floor), 11/30/2028 (a)	611,551	609,765

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

ENVIRONMENTAL SERVICES – 1.08% – Continued
Covanta Holding Corp. – Continued
Senior Secured First Lien Term Loan
7.307% (1 Month SOFR USD + 2.50%,
0.500% Floor), 11/30/2028 (a)	$46,272	$46,137
WIN Waste Innovations Holdings, Inc.,
Senior Secured First Lien Term Loan
7.672% (1 Month SOFR USD + 2.75%,
0.500% Floor), 03/24/2028 (a)	1,429,538	1,358,175
		3,248,152

FINANCIALS – DIVERSIFIED – 1.77%
Amynta Agency Borrower, Inc.,
Senior Secured First Lien Term Loan
9.99% (3 Month SOFR USD + 5.00%),
02/28/2028 (a)	329,000	317,074
Blackstone Mortgage Trust, Inc.
Senior Secured First Lien Term Loan
7.09% (1 Month LIBOR USD + 2.25%),
04/23/2026 (a)	564,525	520,774
Senior Secured First Lien Term Loan
8.307% (1 Month SOFR USD + 3.50%,
0.500% Floor), 05/09/2029 (a)	764,225	703,087
Castlelake Aviation One, LLC,
Senior Secured First Lien Term Loan
7.783% (3 Month SOFR USD + 2.75%,
0.500% Floor), 10/22/2027 (a)	524,685	518,210
Citco Group, Ltd.,
Senior Secured First Lien Term Loan
8.169% (3 Month SOFR USD + 3.50%,
0.500% Floor), 04/26/2028 (a)	431,830	432,370
Corp. Service Co.,
Senior Secured First Lien Term Loan
8.157% (1 Month SOFR USD + 3.25%,
0.500% Floor), 11/02/2029 (a)	574,500	574,233
Focus Financial Partners, LLC,
Senior Secured First Lien Term Loan
8.057% (1 Month SOFR USD + 3.25%,
0.500% Floor), 06/30/2028 (a)	758,550	752,755

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

FINANCIALS – DIVERSIFIED – 1.77% – Continued
Thevelia (U.S.), LLC,
Senior Secured First Lien Term Loan
9.577%, 06/18/2029 (a)(g)	$463,000	$456,923
VFH Parent, LLC,
Senior Secured First Lien Term Loan
7.859% (1 Month SOFR USD + 3.00%,
0.500% Floor), 01/12/2029 (a)	1,064,250	1,029,497
		5,304,923

FINANCIALS – INSURANCE – 3.35%
Acrisure, LLC
Senior Secured First Lien Term Loan
10.447% (3 Month SOFR USD + 5.75%,
1.000% Floor), 02/15/2027 (a)	573,563	570,695
Senior Secured First Lien Term Loan
9.09% (1 Month LIBOR USD + 4.25%,
0.500% Floor), 02/16/2027 (a)	261,688	257,108
AssuredPartners, Inc.
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%),
02/12/2027 (a)	635,275	630,272
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 02/12/2027 (a)	358,613	354,913
Asurion, LLC
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%),
11/04/2024 (a)	272,586	272,416
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%),
12/23/2026 (a)	3,356,723	3,122,961
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%),
07/30/2027 (a)	1,066,415	981,102
Senior Secured Second Lien Term Loan
10.09% (1 Month LIBOR USD + 5.25%),
01/31/2028 (a)	340,000	284,495

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

FINANCIALS – INSURANCE – 3.35% – Continued
Asurion, LLC – Continued
Senior Secured Second Lien Term Loan
10.09% (1 Month LIBOR USD + 5.25%),
01/19/2029 (a)	$820,000	$681,010
HUB International, Ltd.,
Senior Secured First Lien Term Loan
8.058% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 04/25/2025 (a)	1,957,173	1,955,079
USI, Inc.,
Senior Secured First Lien Term Loan
8.648% (3 Month SOFR USD + 3.75%,
0.500% Floor), 11/14/2029 (a)	953,042	951,512
		10,061,563

FOOD & BEVERAGE – 1.32%
H-Food Holdings, LLC
Senior Secured First Lien Term Loan
8.528% (1 Month LIBOR USD + 3.6875%),
05/23/2025 (a)	866,775	747,931
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%),
05/23/2025 (a)	119,688	103,649
Pegasus Bidco B.V.,
Senior Secured First Lien Term Loan
9.011% (3 Month SOFR USD + 4.25%,
0.500% Floor), 07/12/2029 (a)	988,523	976,576
Triton Water Holdings, Inc.,
Senior Secured First Lien Term Loan
8.659% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 03/31/2028 (a)	2,378,593	2,144,457
		3,972,613

HEALTHCARE – EQUIPMENT & SUPPLIES – 2.93%
athenahealth Group, Inc.
Senior Secured First Lien Delayed-Draw
Term Loan 7.821%, 02/15/2029 (a)(g)(i)	206,413	193,770
Senior Secured First Lien Term Loan
8.259% (1 Month SOFR USD + 3.50%,
0.500% Floor), 02/15/2029 (a)	1,680,236	1,577,321

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

HEALTHCARE – EQUIPMENT & SUPPLIES – 2.93% – Continued
Azalea TopCo, Inc.
Senior Secured First Lien Term Loan
8.135% (1 Month LIBOR USD + 3.50%),
07/24/2026 (a)	$219,864	$205,917
Senior Secured First Lien Term Loan
8.468% (1 Month SOFR USD + 3.75%,
0.750% Floor), 07/24/2026 (a)	153,835	144,605
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 07/24/2026 (a)	109,411	102,573
Bausch & Lomb Corp.,
Senior Secured First Lien Term Loan
8.457% (3 Month SOFR USD + 3.25%,
0.500% Floor), 05/10/2027 (a)	755,293	735,360
Cvet Midco 2, LP,
Senior Secured First Lien Term Loan
9.898% (3 Month SOFR USD + 5.00%,
0.500% Floor), 10/15/2029 (a)	235,000	222,663
Embecta Corp.,
Senior Secured First Lien Term Loan
7.791% (6 Month SOFR USD + 3.00%,
0.500% Floor), 03/30/2029 (a)	407,277	401,969
Greenway Health, LLC,
Senior Secured First Lien Term Loan
8.96% (6 Month LIBOR USD + 3.75%,
1.000% Floor), 02/16/2024 (a)	612,625	463,527
Insulet Corp.,
Senior Secured First Lien Term Loan
8.172% (1 Month SOFR USD + 3.25%,
0.500% Floor), 05/04/2028 (a)	766,350	766,230
Medline Borrower, LP,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 10/23/2028 (a)	931,471	909,423
Milano Acquisition Corp.,
Senior Secured First Lien Term Loan
8.998% (3 Month SOFR USD + 4.00%,
0.750% Floor), 10/01/2027 (a)	1,553,490	1,487,467

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

HEALTHCARE – EQUIPMENT & SUPPLIES – 2.93% – Continued
Navicure, Inc.,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%),
10/22/2026 (a)	$1,571,870	$1,569,174
		8,779,999

HEALTHCARE – FACILITIES – 3.18%
ADMI Corp.
Senior Secured First Lien Term Loan
8.215% (1 Month LIBOR USD + 3.375%,
0.500% Floor), 12/23/2027 (a)	640,052	594,580
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.500% Floor), 12/23/2027 (a)	640,250	596,034
CHG Healthcare Services, Inc.,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 09/29/2028 (a)	604,541	599,629
Electron Bidco, Inc.,
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%,
0.500% Floor), 11/01/2028 (a)	1,213,383	1,197,767
Global Medical Response, Inc.
Senior Secured First Lien Term Loan
9.203% (1 Month LIBOR USD + 4.25%,
1.000% Floor), 03/14/2025 (a)	523,358	370,276
Senior Secured First Lien Term Loan
9.236% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 10/02/2025 (a)	321,024	227,392
Heartland Dental, LLC
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%),
04/30/2025 (a)	800,770	750,862
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%),
04/30/2025 (a)	491,873	464,001

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

HEALTHCARE – FACILITIES – 3.18% – Continued
Option Care Health, Inc.,
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 10/27/2028 (a)	$766,300	$764,384
Pluto Acquisition I, Inc.,
Senior Secured First Lien Term Loan
8.953% (3 Month LIBOR USD + 4.00%),
06/22/2026 (a)	1,049,078	749,215
Premier Dental Services, Inc.
Senior Secured First Lien Delayed-Draw
Term Loan 9.34% (1 Month
LIBOR USD + 4.50%, 0.750% Floor),
08/18/2028 (a)	31,399	29,091
Senior Secured First Lien Term Loan
9.34% (1 Month LIBOR USD + 4.50%,
0.750% Floor), 08/18/2028 (a)	307,351	284,760
Sotera Health Holdings, LLC
Senior Secured First Lien Term Loan
7.575% (3 Month LIBOR USD + 2.75%,
0.500% Floor), 12/11/2026 (a)	1,136,000	1,098,370
Senior Secured First Lien Term Loan
8.816% (3 Month SOFR USD + 3.75%,
0.500% Floor), 12/11/2026 (a)	325,000	320,531
Surgery Center Holdings, Inc.,
Senior Secured First Lien Term Loan
8.46% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 09/03/2026 (a)	810,000	806,274
U.S. Radiology Specialists, Inc.,
Senior Secured First Lien Term Loan
9.885% (1 Month LIBOR USD + 5.25%,
0.500% Floor), 12/15/2027 (a)	718,900	677,204
		9,530,370

HEALTHCARE – LIFE SCIENCES – 2.16%
Avantor Funding, Inc.,
Senior Secured First Lien Term Loan
7.09% (1 Month LIBOR USD + 2.25%,
0.500% Floor), 11/08/2027 (a)	1,024,707	1,025,270

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

HEALTHCARE – LIFE SCIENCES – 2.16% – Continued
Cambrex Corp.,
Senior Secured First Lien Term Loan
8.407% (1 Month SOFR USD + 3.50%,
0.750% Floor), 12/04/2026 (a)	$2,222,492	$2,202,490
Curia Global, Inc.,
Senior Secured First Lien Term Loan
8.411% (3 Month SOFR USD + 3.75%,
0.750% Floor), 08/31/2026 (a)	1,642,914	1,408,289
ICON Luxembourg SARL,
Senior Secured First Lien Term Loan
7.41% (3 Month SOFR USD + 2.25%,
0.500% Floor), 07/03/2028 (a)	972,243	971,096
Parexel International,
Senior Secured First Lien Term Loan
7.885% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 11/15/2028 (a)	622,774	616,664
PRA Health Sciences, Inc.,
Senior Secured First Lien Term Loan
7.00% (3 Month LIBOR USD + 2.25%,
0.500% Floor), 07/03/2028 (a)	257,562	257,258
		6,481,067

HEALTHCARE – MANAGED HEALTH CARE – 0.80%
Verscend Holding Corp.,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%),
08/27/2025 (a)	2,397,730	2,398,485

HEALTHCARE – PHARMACEUTICALS & BIOTECHNOLOGY – 0.91%
Jazz Pharmaceuticals, Inc.,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 05/05/2028 (a)	1,555,609	1,551,557
Organon & Co.,
Senior Secured First Lien Term Loan
8.00% (3 Month LIBOR USD + 3.00%,
0.500% Floor), 06/02/2028 (a)	1,173,426	1,174,400
		2,725,957

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

HEALTHCARE – REITs – 0.15%
AHP Health Partners, Inc.,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 08/24/2028 (a)	$460,868	$452,994

INDUSTRIAL MACHINERY – 4.85%
AI Aqua Merger Sub, Inc.,
Senior Secured First Lien Term Loan
8.484% (1 Month SOFR USD + 3.75%,
0.500% Floor), 07/31/2028 (a)	903,175	874,391
Ali Group North America Corp.,
Senior Secured First Lien Term Loan
6.922% (1 Month SOFR USD + 2.00%),
07/30/2029 (a)	597,700	590,079
ASP Blade Holdings, Inc.,
Senior Secured First Lien Term Loan
9.159% (3 Month LIBOR USD + 4.00%,
0.500% Floor), 10/13/2028 (a)	993,176	832,615
AZZ, Inc.,
Senior Secured First Lien Term Loan
8.968% (1 Month SOFR USD + 4.25%,
0.500% Floor), 05/11/2029 (a)	555,543	556,120
Brookfield WEC Holdings, Inc.,
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 08/01/2025 (a)	1,692,174	1,686,014
Chart Industries, Inc.,
Senior Secured First Lien Term Loan
8.593% (1 Month SOFR USD + 3.75%,
0.500% Floor), 10/19/2026 (a)	1,670,000	1,667,912
Clark Equipment Co.,
Senior Secured First Lien Term Loan
7.498% (3 Month SOFR USD + 2.50%,
0.500% Floor), 04/20/2029 (a)	446,490	446,631
Columbus McKinnon Corp.,
Senior Secured First Lien Term Loan
7.938% (3 Month LIBOR USD + 2.75%,
0.500% Floor), 05/15/2028 (a)	397,459	395,720

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

INDUSTRIAL MACHINERY – 4.85% – Continued
Conair Holdings, LLC,
Senior Secured First Lien Term Loan
8.909% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 05/17/2028 (a)	$341,913	$314,560
CPM Holdings, Inc.,
Senior Secured Second Lien Term Loan
12.912% (1 Month LIBOR USD + 8.25%),
11/16/2026 (a)	219,444	217,113
Filtration Group Corp.
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%),
03/31/2025 (a)	1,052,118	1,050,471
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 10/20/2028 (a)	1,577,084	1,558,024
Gates Global, LLC,
Senior Secured First Lien Term Loan
8.307% (1 Month SOFR USD + 3.50%,
0.500% Floor), 11/16/2029 (a)	524,365	523,917
Madison IAQ, LLC,
Senior Secured First Lien Term Loan
8.302% (6 Month LIBOR USD + 3.25%,
0.500% Floor), 06/21/2028 (a)	600,308	572,768
Penn Engineering & Manufacturing Corp.,
Senior Secured First Lien Term Loan
7.659% (3 Month LIBOR USD + 2.50%,
1.000% Floor), 06/27/2024 (a)	582,789	582,789
Pro Mach Group, Inc.,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 08/31/2028 (a)	974,938	971,687
Roper Industrial Products Investment Co., LLC,
Senior Secured First Lien Term Loan
9.398% (3 Month SOFR USD + 4.50%,
0.500% Floor), 11/22/2029 (a)	542,000	538,710
TK Elevator Midco GMBH,
Senior Secured First Lien Term Loan
8.602% (6 Month LIBOR USD + 3.50%,
0.500% Floor), 07/30/2027 (a)	612,256	598,116
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

INDUSTRIAL MACHINERY – 4.85% – Continued
Vertiv Group Corp.,
Senior Secured First Lien Term Loan
7.419% (1 Month LIBOR USD + 2.75%),
03/02/2027 (a)	$574,508	$563,880
		14,541,517

LEISURE – CASINOS & GAMING – 3.63%
888 Acquisitions, Ltd.,
Senior Secured First Lien Term Loan
9.93% (3 Month SOFR USD + 5.25%,
0.500% Floor), 07/08/2028 (a)	163,940	138,632
Aristocrat Technologies, Inc.,
Senior Secured First Lien Term Loan
7.248% (3 Month SOFR USD + 2.25%,
0.500% Floor), 05/24/2029 (a)	224,143	224,844
Bally’s Corp.,
Senior Secured First Lien Term Loan
7.959% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 10/02/2028 (a)	418,816	400,795
Caesars Entertainment, Inc.,
Senior Secured First Lien Term Loan
8.157% (1 Month SOFR USD + 3.25%,
0.500% Floor), 02/06/2030 (a)	713,000	710,622
Entain Holdings (Gibraltar), Ltd.
Senior Secured First Lien Term Loan
7.437% (6 Month SOFR USD + 2.50%,
0.500% Floor), 03/29/2027 (a)	733,928	733,469
Senior Secured First Lien Term Loan
8.437% (6 Month SOFR USD + 3.50%,
0.500% Floor), 10/31/2029 (a)	758,100	759,878
Everi Holdings, Inc.,
Senior Secured First Lien Term Loan
7.34% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 08/03/2028 (a)	454,538	454,006
Fertitta Entertainment, LLC,
Senior Secured First Lien Term Loan
8.807% (1 Month SOFR USD + 4.00%,
0.500% Floor), 01/29/2029 (a)	1,052,228	1,038,360

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

LEISURE – CASINOS & GAMING – 3.63% – Continued
Golden Entertainment, Inc.,
Senior Secured First Lien Term Loan
7.86% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 10/21/2024 (a)	$440,765	$440,765
Penn National Gaming, Inc.,
Senior Secured First Lien Term Loan
7.657% (1 Month SOFR USD + 2.75%,
0.500% Floor), 05/03/2029 (a)	1,502,248	1,501,031
Scientific Games International, Inc.,
Senior Secured First Lien Term Loan
7.96% (1 Month SOFR USD + 3.00%,
0.500% Floor), 04/16/2029 (a)	861,490	856,282
Stars Group Holdings B.V.
Senior Secured First Lien Term Loan
7.409% (3 Month LIBOR USD + 2.25%),
07/21/2026 (a)	3,125,280	3,127,405
Senior Secured First Lien Term Loan
8.41% (3 Month SOFR USD + 3.25%,
0.500% Floor), 07/21/2028 (a)	507,450	508,135
		10,894,224

LEISURE – HOTELS – 1.72%
Alterra Mountain Co.,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 08/17/2028 (a)	1,804,891	1,802,635
Carnival Corp.,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%,
0.750% Floor), 10/18/2028 (a)	484,863	474,862
Herschend Entertainment Co., LLC,
Senior Secured First Lien Term Loan
8.625% (1 Month LIBOR USD + 3.75%,
0.500% Floor), 08/28/2028 (a)	1,185,698	1,180,760
Hilton Grand Vacations Borrower, LLC,
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%,
0.500% Floor), 08/02/2028 (a)	437,340	437,723

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

LEISURE – HOTELS – 1.72% – Continued
Lakeland Tours, LLC
Senior Secured First Lien Term Loan
10.825% (3 Month LIBOR USD + 6.00%,
1.250% Floor), 09/25/2025 (a)	$239,052	$212,756
Senior Unsecured First Lien Term Loan
13.25% PIK, 09/27/2027	312,403	207,748
United PF Holdings, LLC,
Senior Secured First Lien Term Loan
9.159% (3 Month LIBOR USD + 4.00%),
12/30/2026 (a)	1,036,318	852,371
		5,168,855

LEISURE – RESTAURANTS – 1.37%
Dave & Buster’s, Inc.,
Senior Secured First Lien Term Loan
9.938% (1 Month SOFR USD + 5.00%,
0.500% Floor), 06/29/2029 (a)	544,265	545,095
IRB Holding Corp.,
Senior Secured First Lien Term Loan
7.687% (1 Month SOFR USD + 3.00%,
0.750% Floor), 12/15/2027 (a)	1,573,526	1,549,812
Tacala, LLC,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 02/05/2027 (a)	1,129,752	1,111,862
Whatabrands, LLC,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 08/03/2028 (a)	899,613	891,494
		4,098,263

MEDIA – BROADCASTING – 1.70%
EW Scripps Co.,
Senior Secured First Lien Term Loan
7.484% (1 Month SOFR USD + 2.5625%,
0.750% Floor), 05/01/2026 (a)	862,670	843,196
Gray Television, Inc.,
Senior Secured First Lien Term Loan
7.662% (1 Month LIBOR USD + 3.00%),
12/01/2028 (a)	1,723,188	1,680,116

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

MEDIA – BROADCASTING – 1.70% – Continued
Hubbard Radio, LLC,
Senior Secured First Lien Term Loan
9.10% (1 Month LIBOR USD + 4.25%,
1.000% Floor), 03/28/2025 (a)	$472,263	$414,410
Nexstar Broadcasting, Inc.,
Senior Secured First Lien Term Loan
7.34% (1 Month LIBOR USD + 2.50%),
09/18/2026 (a)	700,890	700,189
Sinclair Television Group, Inc.,
Senior Secured First Lien Term Loan
7.35% (1 Month LIBOR USD + 2.50%),
09/30/2026 (a)	911,925	838,972
Univision Communications, Inc.
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/15/2024 (a)	107,264	107,360
Senior Secured First Lien Term Loan
9.148% (3 Month SOFR USD + 4.25%,
0.500% Floor), 06/24/2029 (a)	519,078	516,352
		5,100,595

MEDIA – CABLE & SATELLITE – 4.10%
Connect U.S. Finco, LLC,
Senior Secured First Lien Term Loan
8.14% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 12/11/2026 (a)	1,795,282	1,786,872
Coral-U.S. Co-Borrower, LLC,
Senior Secured First Lien Term Loan
6.934% (1 Month LIBOR USD + 2.25%),
01/31/2028 (a)	585,000	568,287
DIRECTV Financing, LLC,
Senior Secured First Lien Term Loan
9.84% (1 Month LIBOR USD + 5.00%,
0.750% Floor), 08/02/2027 (a)	1,385,452	1,336,490
Iridium Satellite, LLC,
Senior Secured First Lien Term Loan
7.407% (1 Month SOFR USD + 2.50%,
0.750% Floor), 11/04/2026 (a)	548,133	548,476

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

MEDIA – CABLE & SATELLITE – 4.10% – Continued
Maxar Technologies, Ltd.,
Senior Secured First Lien Term Loan
9.157% (1 Month SOFR USD + 4.25%,
0.500% Floor), 06/14/2029 (a)	$2,952,727	$2,955,650
Radiate Holdco, LLC,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%,
0.750% Floor), 09/25/2026 (a)	963,379	792,249
Telenet Financing USD, LLC,
Senior Secured First Lien Term Loan
6.684% (1 Month LIBOR USD + 2.00%),
04/28/2028 (a)	1,330,000	1,307,556
Telesat Canada,
Senior Secured First Lien Term Loan
7.58% (3 Month LIBOR USD + 2.75%),
12/07/2026 (a)	1,292,907	680,392
Virgin Media Bristol, LLC,
Senior Secured First Lien Term Loan
7.184% (1 Month LIBOR USD + 2.50%),
01/31/2028 (a)	630,000	621,180
WideOpenWest Finance, LLC,
Senior Secured First Lien Term Loan
7.898% (3 Month SOFR USD + 3.00%,
0.500% Floor), 12/20/2028 (a)	735,688	725,417
Xplornet Communications, Inc.,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%,
0.500% Floor), 10/02/2028 (a)	1,194,319	972,904
		12,295,473

MEDIA – DIVERSIFIED – 1.27%
ABG Intermediate Holdings 2 LLC
Senior Secured First Lien Delayed-Draw
Term Loan 8.322%, 12/21/2028 (a)(g)(i)	138,025	136,748
Senior Secured First Lien Term Loan
9.407% (3 Month SOFR USD + 4.00%),
12/21/2028 (a)	420,975	417,081

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

MEDIA – DIVERSIFIED – 1.27% – Continued
Arches Buyer, Inc.,
Senior Secured First Lien Term Loan
7.968% (1 Month SOFR USD + 3.25%,
0.500% Floor), 12/06/2027 (a)	$1,314,806	$1,242,078
Buzz Finco, LLC,
Senior Secured First Lien Term Loan
7.557% (1 Month LIBOR USD + 2.75%),
01/29/2027 (a)	611,100	608,045
Dotdash Meredith, Inc.,
Senior Secured First Lien Term Loan
8.765% (1 Month SOFR USD + 4.00%,
0.500% Floor), 12/01/2028 (a)	529,188	478,915
Getty Images, Inc.
Senior Secured First Lien Term Loan
9.398% (3 Month SOFR USD + 4.50%),
02/19/2026 (a)	858,334	859,046
Senior Secured First Lien Term Loan
9.407% (1 Month SOFR USD + 4.50%),
02/19/2026 (a)	53,247	53,291
		3,795,204

MEDIA – ENTERTAINMENT – 3.40%
Cirque du Soleil Holding U.S.A. Newco, Inc.,
Senior Secured First Lien Term Loan
9.148% (3 Month SOFR USD + 4.25%,
0.500% Floor), 03/08/2030 (a)	1,737,000	1,723,972
Creative Artists Agency, LLC,
Senior Secured First Lien Term Loan
8.307% (1 Month SOFR USD + 3.50%),
11/27/2028 (a)	1,237,000	1,234,810
Crown Finance U.S., Inc.
Senior Secured First Lien Term Loan
14.667% (1 Month SOFR USD + 10.00%,
1.000% Floor), 09/07/2023 (a)	56,631	57,525
Senior Secured First Lien Term Loan
14.843% (1 Month SOFR USD + 10.00%,
1.000% Floor), 09/07/2023 (a)	673,904	684,548

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

MEDIA – ENTERTAINMENT – 3.40% – Continued
Crown Finance U.S., Inc. – Continued
Senior Secured First Lien Term Loan
5.487% (6 Month LIBOR USD + 2.75%,
1.000% Floor), 09/30/2026 (a)(j)	$1,489,347	$234,982
Delta 2 (Lux) SARL,
Senior Secured First Lien Term Loan
8.057% (1 Month SOFR USD + 3.25%,
0.500% Floor), 01/15/2030 (a)	850,000	851,420
Hoya Midco, LLC,
Senior Secured First Lien Term Loan
7.926% (3 Month SOFR USD + 3.25%,
0.500% Floor), 01/26/2029 (a)	560,249	553,246
Nascar Holdings, LLC,
Senior Secured First Lien Term Loan
7.34% (1 Month LIBOR USD + 2.50%),
10/19/2026 (a)	357,002	357,561
Playtika Holding Corp.,
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%),
03/13/2028 (a)	1,631,077	1,622,628
Pug, LLC,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%),
02/12/2027 (a)	909,450	663,903
UFC Holdings, LLC,
Senior Secured First Lien Term Loan
7.57% (3 Month LIBOR USD + 2.75%,
0.750% Floor), 04/29/2026 (a)	739,868	736,805
William Morris Endeavor Entertainment, LLC,
Senior Secured First Lien Term Loan
7.60% (1 Month LIBOR USD + 2.75%),
05/16/2025 (a)	977,624	971,107
WMG Acquisition Corp.,
Senior Secured First Lien Term Loan
6.965% (1 Month LIBOR USD + 2.125%),
01/20/2028 (a)	498,077	493,804
		10,186,311

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

METALS & MINING – 0.39%
Atkore International, Inc.,
Senior Secured First Lien Term Loan
7.293% (6 Month SOFR USD + 2.00%,
0.500% Floor), 05/26/2028 (a)	$386,988	$387,229
Grinding Media, Inc.,
Senior Secured First Lien Term Loan
8.701% (1 Month LIBOR USD + 4.00%,
0.750% Floor), 10/12/2028 (a)	823,460	778,170
		1,165,399

MIDSTREAM – STORAGE & TRANSPORT – 1.82%
Buckeye Partners, LP,
Senior Secured First Lien Term Loan
7.09% (1 Month LIBOR USD + 2.25%),
11/02/2026 (a)	674,267	673,519
ITT Holdings, LLC,
Senior Secured First Lien Term Loan
7.672% (1 Month SOFR USD + 2.75%,
0.500% Floor), 07/10/2028 (a)	571,300	558,803
Northriver Midstream Finance, LP,
Senior Secured First Lien Term Loan
8.004% (3 Month LIBOR USD + 3.25%),
10/01/2025 (a)	721,025	719,597
Oryx Midstream Services Permian Basin, LLC,
Senior Secured First Lien Term Loan
8.063% (1 Month SOFR USD + 3.25%,
0.500% Floor), 10/05/2028 (a)	1,510,979	1,487,748
TransMontaigne Operating Co., LP
Senior Secured First Lien Term Loan
8.279% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 11/17/2028 (a)	512,019	505,847
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 11/17/2028 (a)	512,019	505,846
Traverse Midstream Partners, LLC,
Senior Secured First Lien Term Loan
8.726% (3 Month SOFR USD + 3.75%,
0.500% Floor), 02/16/2028 (a)	652,652	643,678

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

MIDSTREAM – STORAGE & TRANSPORT – 1.82% – Continued
UGI Energy Services, LLC,
Senior Secured First Lien Term Loan
8.157% (1 Month SOFR USD + 3.25%,
0.500% Floor), 02/22/2030 (a)	$376,058	$372,690
		5,467,728

OIL & GAS – EQUIPMENT & SERVICES – 0.13%
U.S. Silica Co.,
Senior Secured First Lien Term Loan
9.632% (1 Month SOFR USD + 4.75%,
0.500% Floor), 03/24/2030 (a)	414,000	403,650

PACKAGING – 2.00%
Clydesdale Acquisition Holdings, Inc.,
Senior Secured First Lien Term Loan
9.082% (1 Month SOFR USD + 4.175%,
0.500% Floor), 04/13/2029 (a)	621,305	608,180
LABL, Inc.,
Senior Secured First Lien Term Loan
9.84% (1 Month LIBOR USD + 5.00%,
0.500% Floor), 10/30/2028 (a)	827,525	803,477
Mauser Packaging Solutions Holding Co.,
Senior Secured First Lien Term Loan
8.776% (1 Month SOFR USD + 4.00%),
08/13/2026 (a)	1,656,000	1,645,650
Pregis Topco, LLC
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.500% Floor), 07/31/2026 (a)	541,750	528,377
Senior Secured First Lien Term Loan
8.672% (1 Month SOFR USD + 3.75%),
07/31/2026 (a)	527,288	515,687
RLG Holdings, LLC,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%,
0.750% Floor), 07/07/2028 (a)	580,650	561,343

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

PACKAGING – 2.00% – Continued
Sabert Corp.,
Senior Secured First Lien Term Loan
9.375% (1 Month LIBOR USD + 4.50%,
1.000% Floor), 12/10/2026 (a)	$435,615	$435,071
Trident TPI Holdings, Inc.,
Senior Secured First Lien Term Loan
9.159% (3 Month LIBOR USD + 4.00%,
0.500% Floor), 09/15/2028 (a)	917,562	889,319
		5,987,104

RETAIL – FOOD & DRUG – 0.32%
BJ’s Wholesale Club, Inc.,
Senior Secured First Lien Term Loan
7.448% (1 Month SOFR USD + 2.75%),
02/03/2027 (a)	645,834	648,559
JP Intermediate B, LLC,
Senior Secured First Lien Term Loan
10.325% (3 Month LIBOR USD + 5.50%,
1.000% Floor), 11/20/2025 (a)	508,825	301,904
		950,463

RETAILING – 1.63%
Belron Finance U.S., LLC,
Senior Secured First Lien Term Loan
7.30% (3 Month LIBOR USD + 2.425%,
0.500% Floor), 04/13/2028 (a)	1,200,821	1,200,442
Great Outdoors Group, LLC,
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 03/06/2028 (a)	1,146,739	1,133,844
Harbor Freight Tools U.S.A., Inc.,
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 10/19/2027 (a)	489,720	475,743
Michaels Cos., Inc.,
Senior Secured First Lien Term Loan
9.409% (3 Month LIBOR USD + 4.25%,
0.750% Floor), 04/14/2028 (a)	581,640	535,508

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

RETAILING – 1.63% – Continued
PetSmart, Inc.,
Senior Secured First Lien Term Loan
8.657% (1 Month SOFR USD + 3.75%,
0.750% Floor), 02/11/2028 (a)	$455,000	$452,063
Restoration Hardware, Inc.,
Senior Secured First Lien Term Loan
7.34% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 10/20/2028 (a)	277,689	260,750
Sally Holdings, LLC,
Senior Secured First Lien Term Loan
7.306% (1 Month SOFR USD + 2.50%),
02/28/2030 (a)	481,000	480,399
Topgolf Callaway Brands Corp.,
Senior Secured First Lien Term Loan
8.16% (3 Month LIBOR USD + 3.50%),
03/09/2030 (a)	341,000	339,430
		4,878,179

TECHNOLOGY – SOFTWARE & SERVICES – 13.77%
Access CIG, LLC
Senior Secured First Lien Term Loan
8.731% (3 Month LIBOR USD + 3.75%),
02/27/2025 (a)	1,896,544	1,880,736
Senior Secured Second Lien Term Loan
12.731% (1 Month LIBOR USD + 7.75%),
02/27/2026 (a)	616,742	569,457
Almonde, Inc.,
Senior Secured First Lien Term Loan
8.325% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 06/13/2024 (a)	2,468,915	2,317,472
Barracuda Parent, LLC,
Senior Secured First Lien Term Loan
9.176% (3 Month SOFR USD + 4.50%,
0.500% Floor), 08/15/2029 (a)	1,037,400	1,001,418
Boxer Parent Co., Inc.,
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%),
10/02/2025 (a)	2,003,789	1,981,877

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

TECHNOLOGY – SOFTWARE & SERVICES – 13.77% – Continued
CCC Information Services, Inc.,
Senior Secured First Lien Term Loan
7.09% (1 Month LIBOR USD + 2.25%,
0.500% Floor), 09/21/2028 (a)	$618,175	$614,441
Central Parent, Inc.,
Senior Secured First Lien Term Loan
9.148% (3 Month SOFR USD + 4.25%,
0.500% Floor), 07/06/2029 (a)	952,613	951,150
Cloud Software Group, Inc.,
Senior Secured First Lien Term Loan
9.498% (3 Month SOFR USD + 4.50%,
0.500% Floor), 03/30/2029 (a)	600,000	547,500
CommerceHub, Inc.,
Senior Secured First Lien Term Loan
8.777% (6 Month SOFR USD + 4.00%,
0.750% Floor), 12/29/2027 (a)	661,768	619,580
Connectwise, LLC,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 09/29/2028 (a)	1,890,125	1,831,059
Dawn Acquisition, LLC,
Senior Secured First Lien Term Loan
8.909% (3 Month LIBOR USD + 3.75%),
12/31/2025 (a)	482,488	282,738
DCert Buyer, Inc.,
Senior Secured First Lien Term Loan
8.696% (6 Month SOFR USD + 4.00%),
10/16/2026 (a)	1,039,476	1,020,152
E2Open, LLC,
Senior Secured First Lien Term Loan
8.201% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 02/04/2028 (a)	811,031	805,455
EagleView Technology Corp.,
Senior Secured First Lien Term Loan
8.659% (6 Month LIBOR USD + 3.50%),
08/14/2025 (a)	852,175	734,315

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

TECHNOLOGY – SOFTWARE & SERVICES – 13.77% – Continued
Ensono, LP,
Senior Secured First Lien Term Loan
9.151% (6 Month LIBOR USD + 4.00%,
0.750% Floor), 05/19/2028 (a)	$770,904	$710,400
Gen Digital, Inc.,
Senior Secured First Lien Term Loan
6.907% (1 Month SOFR USD + 2.00%,
0.500% Floor), 09/12/2029 (a)	785,246	778,474
GI Consilio Parent, LLC,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%,
0.500% Floor), 05/12/2028 (a)	294,738	276,107
Greeneden U.S. Holdings II, LLC,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%,
0.750% Floor), 12/01/2027 (a)	554,956	547,888
Hyland Software, Inc.,
Senior Secured First Lien Term Loan
8.34% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 07/01/2024 (a)	807,996	800,587
McAfee Corp.,
Senior Secured First Lien Term Loan
8.515% (1 Month SOFR USD + 3.75%,
0.500% Floor), 03/01/2029 (a)	1,881,977	1,775,174
Mitchell International, Inc.,
Senior Secured First Lien Term Loan
8.502% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 10/16/2028 (a)	1,989,813	1,886,362
NAB Holdings, LLC,
Senior Secured First Lien Term Loan
8.048% (3 Month SOFR USD + 3.00%,
0.500% Floor), 11/24/2028 (a)	499,376	492,924
N-Able International Holdings II, LLC,
Senior Secured First Lien Term Loan
7.953% (3 Month LIBOR USD + 3.00%,
0.500% Floor), 07/19/2028 (a)	505,305	500,252

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

TECHNOLOGY – SOFTWARE & SERVICES – 13.77% – Continued
Open Text Corp.,
Senior Secured First Lien Term Loan
8.157% (1 Month SOFR USD + 3.25%,
0.500% Floor), 01/31/2030 (a)	$1,405,542	$1,403,637
Optiv Security, Inc.,
Senior Secured First Lien Term Loan
8.09% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 02/01/2024 (a)	2,595,865	2,557,577
Peraton Corp.,
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 02/01/2028 (a)	1,967,079	1,946,592
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien Term Loan
8.85% (1 Month LIBOR USD + 4.00%),
04/26/2024 (a)	2,316,242	2,305,622
Proofpoint, Inc.,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 08/31/2028 (a)	1,432,863	1,403,804
RealPage, Inc.,
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%,
0.500% Floor), 04/24/2028 (a)	1,203,905	1,170,599
Rocket Software, Inc.
Senior Secured First Lien Term Loan
9.09% (1 Month LIBOR USD + 4.25%),
11/28/2025 (a)	329,982	324,661
Senior Secured First Lien Term Loan
9.09% (1 Month LIBOR USD + 4.25%,
0.500% Floor), 11/28/2025 (a)	215,987	212,545
Sedgwick Claims Management Services, Inc.,
Senior Secured First Lien Term Loan
8.557% (1 Month SOFR USD + 3.75%),
02/17/2028 (a)	1,323,000	1,309,221
SolarWinds Holdings, Inc.,
Senior Secured First Lien Term Loan
8.807% (1 Month SOFR USD + 4.00%),
02/05/2027 (a)	1,064,301	1,062,455

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

TECHNOLOGY – SOFTWARE & SERVICES – 13.77% – Continued
Sovos Compliance, LLC,
Senior Secured First Lien Term Loan
9.34% (1 Month LIBOR USD + 4.50%,
0.500% Floor), 08/11/2028 (a)	$492,775	$467,828
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan
7.157% (1 Month SOFR USD + 2.25%,
0.500% Floor), 03/22/2029 (a)	602,985	599,114
Senior Secured First Lien Term Loan
7.157% (1 Month SOFR USD + 2.25%,
0.500% Floor), 03/22/2029 (a)	400,128	397,559
TierPoint, LLC,
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 05/05/2026 (a)	432,545	414,162
UKG, Inc.
Senior Secured First Lien Term Loan
8.032% (3 Month LIBOR USD + 3.25%,
0.500% Floor), 05/04/2026 (a)	972,277	949,035
Senior Secured First Lien Term Loan
8.575% (3 Month LIBOR USD + 3.75%),
05/04/2026 (a)	722,785	712,489
VS Buyer, LLC,
Senior Secured First Lien Term Loan
7.70% (2 Month LIBOR USD + 3.00%),
02/26/2027 (a)	454,656	451,055
WEX, Inc.,
Senior Secured First Lien Term Loan
7.09% (1 Month LIBOR USD + 2.25%),
03/31/2028 (a)	702,660	699,150
		41,312,623

TECHNOLOGY HARDWARE – 1.61%
EOS U.S. Finco, LLC,
Senior Secured First Lien Term Loan
10.604% (3 Month SOFR USD + 6.00%,
0.500% Floor), 10/05/2029 (a)	422,266	417,691

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

TECHNOLOGY HARDWARE – 1.61% – Continued
II-VI, Inc.,
Senior Secured First Lien Term Loan
7.672% (1 Month SOFR USD + 2.75%,
0.500% Floor), 06/29/2029 (a)	$606,655	$602,105
Ingram Micro, Inc.,
Senior Secured First Lien Term Loan
8.659% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 06/30/2028 (a)	530,550	527,815
MKS Instruments, Inc.,
Senior Secured First Lien Term Loan
7.609% (1 Month SOFR USD + 2.75%,
0.500% Floor), 08/17/2029 (a)	1,280,565	1,275,897
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan
8.276% (3 Month SOFR USD + 3.50%),
01/22/2027 (a)	448,776	447,165
Senior Secured First Lien Term Loan
8.407% (1 Month SOFR USD + 3.50%),
01/22/2027 (a)	17,500	17,437
World Wide Technology Holding Co., LLC,
Senior Secured First Lien Term Loan
8.015% (1 Month SOFR USD + 3.25%,
0.500% Floor), 03/01/2030 (a)	1,546,000	1,544,068
		4,832,178

TELECOMMUNICATION SERVICES – DIVERSIFIED – 1.88%
Cincinnati Bell, Inc.,
Senior Secured First Lien Term Loan
8.157% (1 Month SOFR USD + 3.25%,
0.500% Floor), 11/22/2028 (a)	572,750	561,745
Consolidated Communications, Inc.,
Senior Secured First Lien Term Loan
8.375% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 10/04/2027 (a)	553,868	442,887
Eagle Broadband Investments, LLC,
Senior Secured First Lien Term Loan
8.188% (3 Month LIBOR USD + 3.00%,
0.750% Floor), 11/12/2027 (a)	614,419	604,281

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

TELECOMMUNICATION SERVICES – DIVERSIFIED – 1.88% – Continued
Guardian U.S. Holdco, LLC,
Senior Secured First Lien Term Loan
8.676% (3 Month SOFR USD + 4.00%,
0.500% Floor), 01/31/2030 (a)	$355,000	$350,784
Lumen Technologies, Inc.,
Senior Secured First Lien Term Loan
7.172% (1 Month SOFR USD + 2.25%),
03/15/2027 (a)	1,069,876	710,799
Numericable U.S., LLC,
Senior Secured First Lien Term Loan
10.17% (3 Month SOFR USD + 5.50%),
08/15/2028 (a)	753,733	717,931
Voyage U.S., LLC,
Senior Secured First Lien Term Loan
8.401% (3 Month SOFR USD + 3.50%,
0.500% Floor), 07/20/2028 (a)	473,785	468,455
Zayo Group Holdings, Inc.
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%),
03/09/2027 (a)	1,272,474	1,040,826
Senior Secured First Lien Term Loan
9.057% (1 Month SOFR USD + 4.25%,
0.500% Floor), 03/09/2027 (a)	366,300	291,575
Ziggo Financing Partnership,
Senior Secured First Lien Term Loan
7.184% (1 Month LIBOR USD + 2.50%),
04/28/2028 (a)	455,000	450,261
		5,639,544

TELECOMMUNICATION SERVICES – WIRELESS – 0.47%
CCI Buyer, Inc.,
Senior Secured First Lien Term Loan
8.898% (3 Month SOFR USD + 4.00%,
0.750% Floor), 12/17/2027 (a)	534,100	528,091
Crown Subsea Communications Holding, Inc.,
Senior Secured First Lien Term Loan
10.03% (1 Month SOFR USD + 5.25%,
0.750% Floor), 04/27/2027 (a)	897,000	886,631
		1,414,722

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

TRANSPORTATION – 2.77%
AAdvantage Loyalty IP, Ltd.,
Senior Secured First Lien Term Loan
9.558% (3 Month LIBOR USD + 4.75%,
0.750% Floor), 04/20/2028 (a)	$727,184	$739,507
Atlas CC Acquisition Corp.
Senior Secured First Lien Term Loan
9.402% (3 Month SOFR USD + 4.25%,
0.750% Floor), 05/25/2028 (a)	1,099,743	951,278
Senior Secured First Lien Term Loan
9.402% (3 Month SOFR USD + 4.25%,
0.750% Floor), 05/25/2028 (a)	232,497	201,110
Avis Budget Car Rental, LLC,
Senior Secured First Lien Term Loan
8.218% (1 Month SOFR USD + 3.50%,
0.500% Floor), 03/15/2029 (a)	210,948	211,081
Brown Group Holding, LLC
Senior Secured First Lien Term Loan
8.368%, 07/02/2029 (a)(g)	374,060	374,393
Senior Secured First Lien Term Loan
8.426% (3 Month SOFR USD + 3.75%,
0.500% Floor), 07/02/2029 (a)	385,664	386,007
Senior Secured First Lien Term Loan
8.557% (1 Month SOFR USD + 3.75%,
0.500% Floor), 07/02/2029 (a)	148,651	148,784
Hertz Corp.
Senior Secured First Lien Term Loan
7.89% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 06/30/2028 (a)	380,282	378,500
Senior Secured First Lien Term Loan
7.89% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 06/30/2028 (a)	72,945	72,603
Kenan Advantage Group, Inc.,
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 03/24/2026 (a)	481,509	478,902
Lasership, Inc.,
Senior Secured First Lien Term Loan
9.659% (3 Month LIBOR USD + 4.50%,
0.750% Floor), 05/08/2028 (a)	1,584,629	1,358,819

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

TRANSPORTATION – 2.77% – Continued
Mileage Plus Holdings, LLC,
Senior Secured First Lien Term Loan
10.213% (3 Month LIBOR USD + 5.25%,
1.000% Floor), 06/21/2027 (a)	$63,436	$65,938
PODS, LLC,
Senior Secured First Lien Term Loan
7.922% (1 Month SOFR USD + 3.00%,
0.750% Floor), 03/31/2028 (a)	1,859,001	1,809,811
Uber Technologies, Inc.
Senior Secured First Lien Term Loan
7.656% (3 Month SOFR USD + 2.75%),
03/04/2030 (a)	400,737	400,392
Senior Secured First Lien Term Loan
7.87% (3 Month SOFR USD + 2.75%),
03/04/2030 (a)	172,826	172,677
WWEX UNI TopCo Holdings, LLC,
Senior Secured First Lien Term Loan
9.17% (3 Month SOFR USD + 4.00%,
0.750% Floor), 07/26/2028 (a)	565,838	549,570
		8,299,372

UTILITIES – POWER – 0.68%
Calpine Construction Finance Co., LP,
Senior Secured First Lien Term Loan
6.84% (1 Month LIBOR USD + 2.00%),
01/15/2025 (a)	831,040	830,810
Calpine Corp.,
Senior Secured First Lien Term Loan
7.35% (1 Month LIBOR USD + 2.50%),
12/16/2027 (a)	371,450	370,348
Eastern Power, LLC,
Senior Secured First Lien Term Loan
8.909% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 10/02/2025 (a)	115,228	106,271
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan
10.557% (1 Month SOFR USD + 5.75%,
1.000% Floor), 02/01/2027 (a)	785,922	677,465

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 84.62% (k) – Continued

UTILITIES – POWER – 0.68% – Continued
Lightstone Holdco, LLC – Continued
Senior Secured First Lien Term Loan
10.557% (1 Month SOFR USD + 5.75%,
1.000% Floor), 02/01/2027 (a)	$44,451	$38,317
New Frontera Holdings, LLC,
Senior Secured Second Lien Term Loan
6.659% (3 Month LIBOR USD + 1.50%,
1.000% Floor), 07/28/2028 (a)	57,484	21,557
		2,044,768
TOTAL BANK LOANS
(Cost $262,426,685)		253,772,011

CORPORATE BONDS – 11.19% (f)

AEROSPACE & DEFENSE – 0.62%
TransDigm, Inc. 6.25%, 03/15/2026 (h)	1,850,000	1,856,290

BUILDING PRODUCTS – 0.16%
Standard Industries, Inc.
3.375%, 01/15/2031 (h)	600,000	483,116

CHEMICALS – 0.15%
Olympus Water U.S. Holding Corp.
7.125%, 10/01/2027 (h)	490,000	460,551

COMMERCIAL SERVICES – 0.68%
Garda World Security Corp.
4.625%, 02/15/2027 (c)(h)	710,000	638,195
KAR Auction Services, Inc.
5.125%, 06/01/2025 (h)	790,000	781,112
Tempo Acquisition, LLC / Tempo Acquisition
Finance Corp. 5.75%, 06/01/2025 (h)	625,000	620,257
		2,039,564

CONSTRUCTION & ENGINEERING – 0.19%
Pike Corp. 5.50%, 09/01/2028 (h)	638,000	558,926
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 11.19% (f) – Continued

ENVIRONMENTAL SERVICES – 0.39%
GFL Environmental, Inc.
4.00%, 08/01/2028 (c)(h)	$541,000	$490,092
Stericycle, Inc. 5.375%, 07/15/2024 (h)	679,000	674,524
		1,164,616

HEALTHCARE – EQUIPMENT & SUPPLIES – 0.21%
Garden Spinco Corp.
8.625%, 07/20/2030 (h)	589,000	629,910

HEALTHCARE – FACILITIES – 1.38%
Fresenius Medical Care U.S. Finance III, Inc.
2.375%, 02/16/2031 (h)	925,000	695,476
Global Medical Response, Inc.
6.50%, 10/01/2025 (h)	650,000	475,413
Legacy LifePoint Health, LLC
4.375%, 02/15/2027 (h)	177,000	145,093
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health, Inc.
9.75%, 12/01/2026 (h)	1,577,000	1,277,035
Tenet Healthcare Corp. 6.25%, 02/01/2027	1,570,000	1,545,664
		4,138,681

HEALTHCARE – MANAGED HEALTH CARE – 0.33%
Verscend Escrow Corp.
9.75%, 08/15/2026 (h)	1,010,000	1,010,964

HEALTHCARE – PHARMACEUTICALS & BIOTECHNOLOGY – 0.46%
Teva Pharmaceutical Finance
Netherlands III B.V. 3.15%, 10/01/2026 (c)	1,515,000	1,372,560

HEALTHCARE – REITs – 0.28%
MPT Operating Partnership, LP /
MPT Finance Corp. 3.50%, 03/15/2031	1,270,000	846,950

INDUSTRIAL MACHINERY – 0.24%
WESCO Distribution, Inc.
7.125%, 06/15/2025 (h)	715,000	727,513

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 11.19% (f) – Continued

LEISURE – CASINOS & GAMING – 1.69%
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (h)	$2,225,000	$2,226,996
International Game Technology PLC
6.50%, 02/15/2025 (c)(h)	931,000	938,922
Premier Entertainment Sub, LLC / Premier
Entertainment Finance Corp.
5.625%, 09/01/2029 (h)	561,000	414,789
5.875%, 09/01/2031 (h)	562,000	401,682
VICI Properties, LP / VICI Note Co., Inc.
3.50%, 02/15/2025 (h)	1,145,000	1,086,219
		5,068,608

LEISURE – HOTELS – 0.66%
NCL Corp., Ltd. 8.375%, 02/01/2028 (c)(h)	444,000	445,921
Sabre GLBL, Inc. 7.375%, 09/01/2025 (h)	1,025,000	916,863
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (h)	615,000	606,374
		1,969,158

LEISURE – RESTAURANTS – 0.21%
CEC Entertainment, LLC
6.75%, 05/01/2026 (h)	660,000	627,594

MEDIA – CABLE & SATELLITE – 0.31%
DISH DBS Corp. 5.125%, 06/01/2029	575,000	307,522
Hughes Satellite Systems Corp.
6.625%, 08/01/2026	675,000	638,277
		945,799

MEDIA – ENTERTAINMENT – 0.31%
Playtika Holding Corp.
4.25%, 03/15/2029 (h)	1,130,000	942,109

METALS & MINING – 0.04%
GrafTech Finance, Inc.
4.625%, 12/15/2028 (h)	127,000	106,058

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 11.19% (f) – Continued

MIDSTREAM – STORAGE & TRANSPORT – 0.1%
Venture Global Calcasieu Pass, LLC
6.25%, 01/15/2030 (h)	$290,000	$292,459

PACKAGING – 0.25%
Ball Corp. 5.25%, 07/01/2025	758,000	753,560

RETAIL – FOOD & DRUG – 0.16%
U.S. Foods, Inc. 6.25%, 04/15/2025 (h)	465,000	469,669

TECHNOLOGY – SOFTWARE & SERVICES – 0.85%
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (h)	385,000	383,724
Elastic N.V. 4.125%, 07/15/2029 (c)(h)	844,000	721,468
Gen Digital, Inc. 5.00%, 04/15/2025 (h)	1,440,000	1,415,712
		2,520,904

TECHNOLOGY HARDWARE – 0.32%
Entegris Escrow Corp.
4.75%, 04/15/2029 (h)	1,005,000	950,745

TELECOMMUNICATION SERVICES – DIVERSIFIED – 0.74%
Frontier Communications Holdings, LLC
5.00%, 05/01/2028 (h)	1,000,000	868,879
Level 3 Financing, Inc.
3.875%, 11/15/2029 (h)	840,000	607,891
Northwest Fiber, LLC / Northwest
Fiber Finance Sub, Inc.
4.75%, 04/30/2027 (h)	349,000	297,665
6.00%, 02/15/2028 (h)	622,000	459,788
		2,234,223

TRANSPORTATION – 0.46%
Uber Technologies, Inc.
8.00%, 11/01/2026 (h)	1,350,000	1,385,371
TOTAL CORPORATE BONDS
(Cost $35,923,588)		33,555,898

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

		Fair
	Shares	Value

EQUITY – 0.00%

UTILITIES – POWER – 0.00%
Frontera Generation Holdings, LLC (b)	479	$7
TOTAL EQUITY
(Cost $2,668)		7

WARRANT – 0.00%

MEDIA – ENTERTAINMENT – 0.00%
Crown Finance U.S., Inc. (b)(d)	98,930	3,356
TOTAL WARRANT
(Cost $30,928)		3,356

MONEY MARKET FUND – 0.07%
First American Government
Obligations Fund – Class X, 4.65% (e)	220,530	220,530
TOTAL MONEY MARKET FUND
(Cost $220,530)		220,530
Total Investments (Cost $298,604,399) – 95.88%		287,551,802
Other Assets in Excess of Liabilities – 4.12%		12,352,135
TOTAL NET ASSETS – 100.00%		$299,903,937

Percentages are stated as a percent of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of March 31, 2023.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Foreign issued security.
(e)	Rate shown is the 7-day annualized yield as of March 31, 2023.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2023, the value of these investments was $28,091,365 or 9.37% of total net assets.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

(i)	All or a portion of the loan is unfunded.
(j)	Security in default.
(k)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2023 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Aramark Services, Inc. 6.375%, 05/01/2025	1.57%
Verscend Escrow Corp. 9.75%, 08/15/2026	1.56%
U.S. Foods, Inc. 6.25%, 04/15/2025	1.48%
Caesars Entertainment, Inc. 6.25%, 07/01/2025	1.43%
MGM Resorts International 6.75%, 05/01/2025	1.29%
Gen Digital, Inc. 5.00%, 04/15/2025	1.16%
Univision Communications, Inc. 5.125%, 02/15/2025	1.13%
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026	1.09%
Scientific Games International, Inc. 8.625%, 07/01/2025	1.06%
Stericycle, Inc. 5.375%, 07/15/2024	1.02%

The portfolio’s holdings and allocations are subject to change.  The top ten holdings presented exclude the money market fund. The percentages are of total net assets as of March 31, 2023.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e)

AEROSPACE & DEFENSE – 3.23%
Howmet Aerospace, Inc.
5.125%, 10/01/2024	$3,073,000	$3,088,857
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (c)	2,200,000	2,202,156
TransDigm, Inc.
8.00%, 12/15/2025 (c)	6,058,000	6,182,841
6.25%, 03/15/2026 (c)	14,009,000	14,056,631
6.375%, 06/15/2026	10,860,000	10,627,107
6.75%, 08/15/2028 (c)	4,245,000	4,298,062
TransDigm UK Holdings PLC
6.875%, 05/15/2026 (b)	5,796,000	5,714,711
Triumph Group, Inc.
9.00%, 03/15/2028 (c)	3,960,000	3,964,950
		50,135,315

AUTO RETAIL – 0.74%
Lithia Motors, Inc.
4.625%, 12/15/2027 (c)	5,910,000	5,502,071
Penske Automotive Group, Inc.
3.50%, 09/01/2025	6,370,000	5,996,879
		11,498,950

AUTOMOTIVE – 6.4%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (b)(c)	920,000	887,667
7.00%, 04/15/2028 (b)(c)	3,035,000	3,123,045
Allison Transmission, Inc.
4.75%, 10/01/2027 (c)	2,450,000	2,317,093
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	3,727,000	3,582,517
6.50%, 04/01/2027	7,872,000	7,253,497
Clarios Global, LP / Clarios U.S. Finance Co.
6.25%, 05/15/2026 (b)(c)	8,672,000	8,616,803
8.50%, 05/15/2027 (b)(c)	9,724,000	9,778,697
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (b)(c)	7,085,000	7,005,650

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

AUTOMOTIVE – 6.4% – Continued
Ford Motor Credit Co., LLC
3.664%, 09/08/2024	$1,855,000	$1,782,496
5.125%, 06/16/2025	7,695,000	7,543,966
3.375%, 11/13/2025	8,955,000	8,405,297
7.501% (3 Month SOFR USD + 2.95%),
03/06/2026 (a)	3,675,000	3,704,510
2.70%, 08/10/2026	4,195,000	3,738,794
4.95%, 05/28/2027	2,035,000	1,944,036
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	7,100,000	7,303,567
5.00%, 05/31/2026	7,622,000	7,378,172
IHO Verwaltungs GmbH 4.75% Cash or
6.00% PIK, 09/15/2026 (b)(c)(f)	3,135,000	2,796,375
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025 (b)(c)	4,846,000	4,756,591
Patrick Industries, Inc.
7.50%, 10/15/2027 (c)	3,819,000	3,786,749
ZF North America Capital, Inc.
4.75%, 04/29/2025 (c)	3,790,000	3,719,487
		99,425,009

BUILDING PRODUCTS – 0.13%
Summit Materials, LLC / Summit Materials
Finance Corp. 6.50%, 03/15/2027 (c)	2,110,000	2,094,626

CHEMICALS – 3.47%
Avient Corp. 5.75%, 05/15/2025 (c)	10,971,000	10,865,995
Celanese U.S. Holdings, LLC
6.05%, 03/15/2025	6,012,000	6,041,668
Consolidated Energy Finance SA
6.50%, 05/15/2026 (b)(c)	890,000	839,096
INEOS Finance PLC
6.75%, 05/15/2028 (b)(c)	5,345,000	5,165,920
INEOS Quattro Finance 2 PLC
3.375%, 01/15/2026 (b)(c)	2,400,000	2,183,356
Methanex Corp. 4.25%, 12/01/2024 (b)	4,941,000	4,782,013
NOVA Chemicals Corp.
4.875%, 06/01/2024 (b)(c)	13,969,000	13,797,880

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

CHEMICALS – 3.47% – Continued
SCIL IV, LLC / SCIL, U.S.A. Holdings, LLC
5.375%, 11/01/2026 (c)	$2,910,000	$2,661,593
SPCM SA 3.125%, 03/15/2027 (b)(c)	2,617,000	2,297,130
Trinseo Materials Operating SCA /
Trinseo Materials Finance, Inc.
5.375%, 09/01/2025 (b)(c)	6,541,000	5,281,269
		53,915,920

COMMERCIAL SERVICES – 4.07%
Allied Universal Holdco, LLC /
Allied Universal Finance Corp.
6.625%, 07/15/2026 (c)	5,840,000	5,618,080
Aramark Services, Inc.
5.00%, 04/01/2025 (c)	2,430,000	2,394,076
6.375%, 05/01/2025 (c)	24,155,000	24,354,520
Brink’s Co. 5.50%, 07/15/2025 (c)	5,365,000	5,320,444
Camelot Finance SA
4.50%, 11/01/2026 (b)(c)	3,220,000	3,046,877
Garda World Security Corp.
9.50%, 11/01/2027 (b)(c)	2,814,000	2,672,653
7.75%, 02/15/2028 (b)(c)	1,420,000	1,400,834
Iron Mountain, Inc.
4.875%, 09/15/2027 (c)	5,170,000	4,893,431
KAR Auction Services, Inc.
5.125%, 06/01/2025 (c)	8,543,000	8,446,891
Tempo Acquisition, LLC / Tempo
Acquisition Finance Corp.
5.75%, 06/01/2025 (c)	5,142,000	5,102,978
		63,250,784

CONSTRUCTION & ENGINEERING – 0.42%
Williams Scotsman International, Inc.
6.125%, 06/15/2025 (c)	6,649,000	6,605,545

CONSUMER NON-DISCRETIONARY – 0.27%
Spectrum Brands, Inc. 5.75%, 07/15/2025	4,324,000	4,274,197

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

ENVIRONMENTAL SERVICES – 2.11%
Clean Harbors, Inc.
4.875%, 07/15/2027 (c)	$2,495,000	$2,408,019
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	8,008,000	7,821,614
3.75%, 08/01/2025 (b)(c)	5,850,000	5,627,846
5.125%, 12/15/2026 (b)(c)	1,055,000	1,032,581
Stericycle, Inc. 5.375%, 07/15/2024 (c)	15,956,000	15,850,801
		32,740,861

FINANCIALS – CONSUMER FINANCE – 2.84%
Ally Financial, Inc. 5.75%, 11/20/2025	4,460,000	4,200,663
goeasy, Ltd.
5.375%, 12/01/2024 (b)(c)	5,709,000	5,385,044
4.375%, 05/01/2026 (b)(c)	1,945,000	1,703,801
Navient Corp.
7.25%, 09/25/2023	3,506,000	3,496,570
6.125%, 03/25/2024	10,300,000	10,206,064
5.875%, 10/25/2024	1,000,000	972,615
6.75%, 06/25/2025	1,755,000	1,707,364
OneMain Finance Corp.
8.25%, 10/01/2023	3,206,000	3,218,985
6.125%, 03/15/2024	6,050,000	5,919,592
6.875%, 03/15/2025	1,850,000	1,785,087
7.125%, 03/15/2026	2,000,000	1,924,600
SLM Corp. 3.125%, 11/02/2026	4,285,000	3,647,371
		44,167,756

FINANCIALS – DIVERSIFIED – 0.71%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.875%, 01/16/2024 (b)	2,634,000	2,605,239
Aircastle, Ltd.
4.125%, 05/01/2024 (b)	1,459,000	1,428,742
5.25%, 08/11/2025 (b)(c)	3,485,000	3,407,495
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (c)	1,383,000	1,275,952
3.625%, 07/15/2026 (c)	2,809,000	2,336,779
		11,054,207

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

FINANCIALS – INSURANCE – 0.92%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	$3,832,000	$3,595,164
10.125%, 08/01/2026 (c)	4,271,000	4,253,788
HUB International, Ltd.
7.00%, 05/01/2026 (c)	6,510,000	6,401,331
		14,250,283

FINANCIALS – THRIFTS & MORTGAGES – 1.05%
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/2027 (c)	3,940,000	3,579,293
PennyMac Financial Services, Inc.
5.375%, 10/15/2025 (c)	7,700,000	7,199,885
Rocket Mortgage, LLC / Rocket Mortgage
Co-Issuer, Inc. 2.875%, 10/15/2026 (c)	2,272,000	2,043,494
United Wholesale Mortgage, LLC
5.50%, 11/15/2025 (c)	3,640,000	3,449,191
		16,271,863

FOOD & BEVERAGE – 0.49%
B&G Foods, Inc. 5.25%, 04/01/2025	4,835,000	4,507,767
Post Holdings, Inc. 5.75%, 03/01/2027 (c)	3,240,000	3,162,511
		7,670,278

HEALTHCARE – EQUIPMENT & SUPPLIES – 0.24%
Owens & Minor, Inc. 4.375%, 12/15/2024	3,870,000	3,737,180

HEALTHCARE – FACILITIES – 3.89%
Global Medical Response, Inc.
6.50%, 10/01/2025 (c)	1,105,000	808,202
HCA, Inc.
7.50%, 12/15/2023	2,505,000	2,535,353
8.36%, 04/15/2024	3,846,000	3,974,418
5.375%, 02/01/2025	1,805,000	1,806,169
7.69%, 06/15/2025	658,000	680,639
7.58%, 09/15/2025	2,251,000	2,314,638
Legacy LifePoint Health, LLC
6.75%, 04/15/2025 (c)	7,124,000	6,767,800
ModivCare, Inc. 5.875%, 11/15/2025 (c)	3,520,000	3,379,323

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

HEALTHCARE – FACILITIES – 3.89% – Continued
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health, Inc.
9.75%, 12/01/2026 (c)	$7,896,000	$6,394,082
Select Medical Corp.
6.25%, 08/15/2026 (c)	139,000	134,970
Surgery Center Holdings, Inc.
6.75%, 07/01/2025 (c)	5,013,000	4,978,311
10.00%, 04/15/2027 (c)	3,852,000	3,931,543
Tenet Healthcare Corp.
4.625%, 07/15/2024	1,321,000	1,304,448
4.625%, 09/01/2024	14,257,000	14,020,505
6.25%, 02/01/2027	7,621,000	7,502,875
		60,533,276

HEALTHCARE – LIFE SCIENCES – 0.74%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (c)	1,290,000	1,260,975
IQVIA, Inc. 5.00%, 10/15/2026 (c)	10,392,000	10,169,091
		11,430,066

HEALTHCARE – MANAGED HEALTH CARE – 1.56%
Verscend Escrow Corp.
9.75%, 08/15/2026 (c)	24,204,000	24,227,115

HEALTHCARE – PHARMACEUTICALS & BIOTECHNOLOGY – 1.2%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (b)(c)	3,694,000	3,041,539
9.00%, 12/15/2025 (b)(c)	5,874,000	4,682,910
Teva Pharmaceutical Finance
Netherlands III B.V.
2.80%, 07/21/2023 (b)	663,000	656,024
6.00%, 04/15/2024 (b)	7,850,000	7,836,987
7.125%, 01/31/2025 (b)	2,400,000	2,452,344
		18,669,804

HEALTHCARE – REITs – 0.58%
MPT Operating Partnership, LP / MPT
Finance Corp. 5.25%, 08/01/2026	10,059,000	9,064,819

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

INDUSTRIAL MACHINERY – 1.53%
EnPro Industries, Inc. 5.75%, 10/15/2026	$6,489,000	$6,318,339
Hillenbrand, Inc. 5.75%, 06/15/2025	2,105,000	2,101,790
WESCO Distribution, Inc.
7.125%, 06/15/2025 (c)	15,029,000	15,292,008
		23,712,137

LEISURE – CASINOS & GAMING – 8.28%
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (c)	22,184,000	22,203,888
8.125%, 07/01/2027 (c)	5,050,000	5,155,545
Caesars Resort Collection, LLC / CRC
Finco, Inc. 5.75%, 07/01/2025 (c)	9,135,000	9,144,738
Churchill Downs, Inc.
5.50%, 04/01/2027 (c)	7,185,000	7,041,300
International Game Technology PLC
6.50%, 02/15/2025 (b)(c)	4,529,000	4,567,542
4.125%, 04/15/2026 (b)(c)	7,899,000	7,631,619
6.25%, 01/15/2027 (b)(c)	4,505,000	4,560,163
MGM Resorts International
6.75%, 05/01/2025	19,830,000	20,000,598
5.75%, 06/15/2025	8,169,000	8,175,021
4.625%, 09/01/2026	1,425,000	1,349,033
Scientific Games International, Inc.
8.625%, 07/01/2025 (c)	16,113,000	16,511,152
VICI Properties, LP / VICI Note Co., Inc.
5.625%, 05/01/2024 (c)	7,810,000	7,751,425
3.50%, 02/15/2025 (c)	1,865,000	1,769,256
4.625%, 06/15/2025 (c)	5,805,000	5,619,816
4.50%, 09/01/2026 (c)	2,405,000	2,265,057
4.25%, 12/01/2026 (c)	5,240,000	4,893,931
		128,640,084

LEISURE – HOTELS – 7.76%
Cedar Fair, LP / Canada’s
Wonderland Co. / Magnum Management
Corp. / Millennium Op
5.50%, 05/01/2025 (c)	12,871,000	12,874,926
5.375%, 04/15/2027	2,655,000	2,539,877

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

LEISURE – HOTELS – 7.76% – Continued
Expedia Group, Inc.
6.25%, 05/01/2025 (c)	$1,138,000	$1,152,550
NCL Corp., Ltd.
3.625%, 12/15/2024 (b)(c)	1,150,000	1,070,782
5.875%, 02/15/2027 (b)(c)	1,000,000	940,875
8.375%, 02/01/2028 (b)(c)	1,305,000	1,310,648
Park Intermediate Holdings, LLC /
PK Domestic Property, LLC / PK Finance
Co-Issuer 7.50%, 06/01/2025 (c)	8,980,000	9,017,200
RHP Hotel Properties, LP / RHP
Finance Corp. 4.75%, 10/15/2027	1,650,000	1,548,224
RLJ Lodging Trust, LP
3.75%, 07/01/2026 (c)	7,642,000	6,978,721
Royal Caribbean Cruises, Ltd.
11.50%, 06/01/2025 (b)(c)	10,696,000	11,414,825
Sabre GLBL, Inc.
9.25%, 04/15/2025 (c)	6,405,000	5,982,526
7.375%, 09/01/2025 (c)	1,705,000	1,525,123
11.25%, 12/15/2027 (c)	1,632,000	1,521,783
Service Properties Trust
4.65%, 03/15/2024	1,230,000	1,200,910
4.35%, 10/01/2024	8,985,000	8,606,552
7.50%, 09/15/2025	3,820,000	3,773,081
5.25%, 02/15/2026	1,590,000	1,393,452
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (c)	9,490,000	9,356,886
Six Flags Theme Parks, Inc.
7.00%, 07/01/2025 (c)	4,865,000	4,919,683
Travel + Leisure Co.
6.60%, 10/01/2025 (h)	3,498,000	3,518,189
6.625%, 07/31/2026 (c)	5,445,000	5,471,735
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	12,192,000	12,229,658
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	12,287,000	12,325,137
		120,673,343

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

LEISURE – RESTAURANTS – 0.95%
1011778 B.C., ULC / New Red Finance, Inc.
5.75%, 04/15/2025 (b)(c)	$4,685,000	$4,671,905
CEC Entertainment, LLC
6.75%, 05/01/2026 (c)	2,810,000	2,672,029
IRB Holding Corp. 7.00%, 06/15/2025 (c)	7,330,000	7,359,467
		14,703,401

MEDIA – BROADCASTING – 4.28%
AMC Networks, Inc.
5.00%, 04/01/2024	1,757,000	1,734,950
4.75%, 08/01/2025	10,479,000	9,304,566
Graham Holdings Co.
5.75%, 06/01/2026 (c)	3,645,000	3,575,976
Gray Television, Inc.
5.875%, 07/15/2026 (c)	9,730,000	8,426,764
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (c)	4,478,000	4,029,327
5.00%, 08/01/2027 (c)	12,551,000	11,764,052
TEGNA, Inc. 4.75%, 03/15/2026 (c)	3,590,000	3,409,796
Univision Communications, Inc.
5.125%, 02/15/2025 (c)	17,823,000	17,487,660
6.625%, 06/01/2027 (c)	7,180,000	6,814,538
		66,547,629

MEDIA – CABLE & SATELLITE – 3.71%
CCO Holdings, LLC / CCO Holdings Capital
Corp. 5.50%, 05/01/2026 (c)	17,381,000	16,925,096
Connect Finco SARL / Connect
U.S. Finco, LLC 6.75%, 10/01/2026 (b)(c)	2,500,000	2,352,250
CSC Holdings, LLC
5.25%, 06/01/2024	7,794,000	7,534,070
5.50%, 04/15/2027 (c)	5,300,000	4,478,063
DIRECTV Financing, LLC / DIRECTV
Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (c)	4,474,000	4,032,897
DISH DBS Corp.
5.875%, 11/15/2024	3,955,000	3,524,458
5.25%, 12/01/2026 (c)	2,666,000	2,117,804

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

MEDIA – CABLE & SATELLITE – 3.71% – Continued
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	$1,435,000	$1,362,870
6.625%, 08/01/2026	3,425,000	3,238,663
Maxar Technologies, Inc.
7.75%, 06/15/2027 (c)	1,690,000	1,767,585
Viasat, Inc. 5.625%, 09/15/2025 (c)	7,159,000	6,794,106
Videotron, Ltd. 5.375%, 06/15/2024 (b)(c)	3,510,000	3,493,502
		57,621,364

MEDIA – DIVERSIFIED – 0.49%
Match Group Holdings II, LLC
5.00%, 12/15/2027 (c)	2,645,000	2,507,896
Outfront Media Capital, LLC /
Outfront Media Capital Corp.
6.25%, 06/15/2025 (c)	5,200,000	5,178,760
		7,686,656

MEDIA – ENTERTAINMENT – 1.29%
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (c)	10,682,000	10,482,781
5.625%, 03/15/2026 (c)	9,423,000	9,128,107
6.50%, 05/15/2027 (c)	500,000	506,210
		20,117,098

METALS & MINING – 0.78%
FMG Resources August 2006 Pty, Ltd.
5.125%, 05/15/2024 (b)(c)	12,291,000	12,162,939

MIDSTREAM – STORAGE & TRANSPORT – 2.12%
Antero Midstream Partners, LP /
Antero Midstream Finance Corp.
7.875%, 05/15/2026 (c)	4,550,000	4,641,356
Buckeye Partners, LP
4.15%, 07/01/2023	3,537,000	3,514,997
4.35%, 10/15/2024	3,460,000	3,390,177
4.125%, 03/01/2025 (c)	4,856,000	4,599,540

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

MIDSTREAM – STORAGE & TRANSPORT – 2.12% – Continued
Crestwood Midstream Partners, LP /
Crestwood Midstream Finance Corp.
5.75%, 04/01/2025	$2,505,000	$2,449,388
5.625%, 05/01/2027 (c)	1,799,000	1,735,351
EQM Midstream Partners, LP
6.00%, 07/01/2025 (c)	714,000	706,731
7.50%, 06/01/2027 (c)	3,695,000	3,713,364
NuStar Logistics, LP 5.75%, 10/01/2025	3,385,000	3,295,996
Sunoco, LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,341,000	2,314,072
Tallgrass Energy Partners, LP / Tallgrass
Energy Finance Corp.
7.50%, 10/01/2025 (c)	2,630,000	2,631,499
		32,992,471

PACKAGING – 2.92%
Ardagh Packaging Finance PLC /
Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/2025 (b)(c)	10,953,000	10,799,056
4.125%, 08/15/2026 (b)(c)	5,365,000	5,010,132
Ball Corp. 5.25%, 07/01/2025	3,480,000	3,459,618
Berry Global, Inc.
4.50%, 02/15/2026 (c)	1,500,000	1,445,445
4.875%, 07/15/2026 (c)	7,581,000	7,396,857
Canpack SA / Canpack U.S., LLC
3.125%, 11/01/2025 (b)(c)	1,604,000	1,459,640
LABL, Inc. 6.75%, 07/15/2026 (c)	4,138,000	3,988,311
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/2026 (c)	5,439,000	5,443,922
9.25%, 04/15/2027 (c)	2,100,000	1,942,500
Sealed Air Corp.
5.125%, 12/01/2024 (c)	3,503,000	3,482,030
5.50%, 09/15/2025 (c)	205,000	202,913
4.00%, 12/01/2027 (c)	810,000	756,621
		45,387,045

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

REAL ESTATE – HOMEBUILDING – 0.39%
Taylor Morrison Communities, Inc. /
Taylor Morrison Holdings II, Inc.
5.625%, 03/01/2024 (c)	$3,455,000	$3,435,011
TRI Pointe Group, Inc. /
TRI Pointe Homes, Inc.
5.875%, 06/15/2024	2,670,000	2,659,200
		6,094,211

REAL ESTATE – MANAGEMENT – 0.64%
Greystar Real Estate Partners, LLC
5.75%, 12/01/2025 (c)	3,880,000	3,784,067
Newmark Group, Inc.
6.125%, 11/15/2023	6,268,000	6,219,518
		10,003,585

RETAIL – FOOD & DRUG – 2.82%
Albertsons Cos., Inc. / Safeway, Inc. /
New Albertsons, LP / Albertsons, LLC
3.25%, 03/15/2026 (c)	3,565,000	3,358,123
7.50%, 03/15/2026 (c)	11,764,000	12,185,563
6.50%, 02/15/2028 (c)	5,260,000	5,278,699
U.S. Foods, Inc. 6.25%, 04/15/2025 (c)	22,738,000	22,966,290
		43,788,675

RETAILING – 0.31%
Bath & Body Works, Inc.
9.375%, 07/01/2025 (c)	4,552,000	4,867,336

TECHNOLOGY – SOFTWARE & SERVICES – 3.53%
Block, Inc. 2.75%, 06/01/2026	1,790,000	1,634,252
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (c)	10,332,000	10,297,746
9.125%, 03/01/2026 (c)	2,982,000	2,902,472
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (c)	4,975,000	4,326,573
Gen Digital, Inc.
5.00%, 04/15/2025 (c)	18,275,000	17,966,756
6.75%, 09/30/2027 (c)	2,957,000	2,975,481

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

TECHNOLOGY – SOFTWARE & SERVICES – 3.53% – Continued
Go Daddy Operating Co., LLC /
GD Finance Co., Inc.
5.25%, 12/01/2027 (c)	$1,430,000	$1,392,891
Open Text Corp. 6.90%, 12/01/2027 (b)(c)	4,485,000	4,630,763
PTC, Inc. 3.625%, 02/15/2025 (c)	5,480,000	5,292,267
Shift4 Payments, LLC / Shift4 Payments
Finance Sub, Inc. 4.625%, 11/01/2026 (c)	3,596,000	3,384,537
		54,803,738

TECHNOLOGY HARDWARE – 1.31%
CDW, LLC / CDW Finance Corp.
4.125%, 05/01/2025	3,945,000	3,830,227
NCR Corp. 5.75%, 09/01/2027 (c)	4,940,000	4,859,947
Presidio Holdings, Inc.
8.25%, 02/01/2028 (c)	3,175,000	3,020,504
Seagate HDD Cayman
4.75%, 06/01/2023 (b)	1,631,000	1,624,982
4.875%, 03/01/2024 (b)	1,225,000	1,212,799
Sensata Technologies B.V.
5.625%, 11/01/2024 (b)(c)	4,445,000	4,436,106
Western Digital Corp. 4.75%, 02/15/2026	1,371,000	1,323,447
		20,308,012

TELECOMMUNICATION SERVICES – DIVERSIFIED – 1.95%
Altice France SA
8.125%, 02/01/2027 (b)(c)	13,623,000	12,623,072
Cogent Communications Group, Inc.
3.50%, 05/01/2026 (c)	3,105,000	2,873,696
Iliad Holding SASU
6.50%, 10/15/2026 (b)(c)	7,353,000	7,014,016
Level 3 Financing, Inc.
3.40%, 03/01/2027 (c)	2,793,000	2,213,325
Northwest Fiber, LLC / Northwest Fiber
Finance Sub, Inc. 4.75%, 04/30/2027 (c)	3,155,000	2,690,927
Uniti Group, LP / Uniti Group
Finance, Inc. / CSL Capital, LLC
10.50%, 02/15/2028 (c)	3,033,000	2,940,948
		30,355,984

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

TELECOMMUNICATION SERVICES – WIRELESS – 1.45%
Sprint Capital Corp.
6.875%, 11/15/2028	$3,540,000	$3,814,244
Sprint, LLC
7.875%, 09/15/2023	9,233,000	9,309,292
7.125%, 06/15/2024	8,505,000	8,678,162
7.625%, 03/01/2026	660,000	698,887
		22,500,585

TRANSPORTATION – 1.61%
Uber Technologies, Inc.
7.50%, 05/15/2025 (c)	6,705,000	6,816,726
8.00%, 11/01/2026 (c)	13,705,000	14,064,071
7.50%, 09/15/2027 (c)	1,690,000	1,744,384
XPO Escrow Sub, LLC
7.50%, 11/15/2027 (c)	2,310,000	2,404,952
		25,030,133

UTILITIES – POWER – 2.52%
Calpine Corp. 5.25%, 06/01/2026 (c)	5,458,000	5,327,812
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (c)	8,158,000	8,063,123
4.25%, 09/15/2024 (c)	72,000	69,335
NRG Energy, Inc. 6.625%, 01/15/2027	5,815,000	5,809,650
Vistra Operations Co., LLC
5.50%, 09/01/2026 (c)	6,639,000	6,455,489
5.625%, 02/15/2027 (c)	10,641,000	10,342,757
5.00%, 07/31/2027 (c)	3,240,000	3,067,972
		39,136,138

UTILITIES – PROPANE – 1.24%
AmeriGas Partners, LP /
AmeriGas Finance Corp.
5.625%, 05/20/2024	12,986,000	12,742,058
5.50%, 05/20/2025	645,000	619,437
5.875%, 08/20/2026	2,845,000	2,725,154
5.75%, 05/20/2027	1,515,000	1,427,797

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 86.94% (e) – Continued

UTILITIES – PROPANE – 1.24% – Continued
Ferrellgas, LP / Ferrellgas Finance Corp.
5.375%, 04/01/2026 (c)	$1,900,000	$1,781,136
		19,295,582
TOTAL CORPORATE BONDS
(Cost $1,390,503,039)		1,351,446,000

BANK LOANS – 8.04% (j)

AUTOMOTIVE – 0.85%
Clarios Global, LP,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%),
04/30/2026 (a)	6,207,311	6,186,609
Thor Industries, Inc.,
Senior Secured First Lien Term Loan
7.875% (1 Month LIBOR USD + 3.00%),
02/02/2026 (a)	7,060,524	7,056,111
		13,242,720

COMMERCIAL SERVICES – 0.53%
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%),
10/30/2026 (a)	761,363	760,647
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 10/30/2026 (a)	3,954,109	3,950,412
Dun & Bradstreet Corp.,
Senior Secured First Lien Term Loan
8.095% (1 Month LIBOR USD + 3.25%),
02/06/2026 (a)	2,869,908	2,869,306
Garda World Security Corp.,
Senior Secured First Lien Term Loan
9.109% (1 Month SOFR USD + 4.25%),
10/30/2026 (a)	653,158	647,854
		8,228,219

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 8.04% (j) – Continued

CONSTRUCTION & ENGINEERING – 0.20%
Api Group, Inc.,
Senior Secured First Lien Term Loan
4.84% (1 Month LIBOR USD + 2.50%),
10/01/2026 (a)	$3,163,086	$3,165,063

CONSUMER DISCRETIONARY – 0.11%
Wand NewCo 3, Inc.,
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%),
02/05/2026 (a)	1,820,296	1,790,334

FINANCIALS – DIVERSIFIED – 0.13%
Castlelake Aviation One, LLC,
Senior Secured First Lien Term Loan
7.616% (3 Month LIBOR USD + 2.75%,
0.500% Floor), 10/22/2026 (a)	1,975,269	1,959,062

FINANCIALS – INSURANCE – 1.04%
Acrisure, LLC,
Senior Secured First Lien Term Loan
10.447% (3 Month SOFR USD + 5.75%,
1.000% Floor), 02/15/2027 (a)	1,327,587	1,320,949
Asurion, LLC,
Senior Secured First Lien Term Loan
7.84% (1 Month LIBOR USD + 3.00%),
11/04/2024 (a)	3,569,155	3,566,924
HUB International, Ltd.,
Senior Secured First Lien Term Loan
8.058% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 04/25/2025 (a)	8,977,805	8,968,199
NFP Corp.,
Senior Secured First Lien Term Loan
8.09% (1 Month LIBOR USD + 3.25%),
02/15/2027 (a)	2,377,209	2,324,220
		16,180,292
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 8.04% (j) – Continued

HEALTHCARE – EQUIPMENT & SUPPLIES – 0.15%
Navicure, Inc.,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%),
10/22/2026 (a)	$2,397,818	$2,393,705

HEALTHCARE – FACILITIES – 0.34%
Surgery Center Holdings, Inc.,
Senior Secured First Lien Term Loan
8.46% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 09/03/2026 (a)	5,255,765	5,231,589

HEALTHCARE – MANAGED HEALTH CARE – 0.57%
Verscend Holding Corp.,
Senior Secured First Lien Term Loan
8.84% (1 Month LIBOR USD + 4.00%),
08/27/2025 (a)	8,785,498	8,788,266

LEISURE – RESTAURANTS – 0.34%
IRB Holding Corp.,
Senior Secured First Lien Term Loan
7.687% (1 Month SOFR USD + 3.00%,
0.750% Floor), 12/15/2027 (a)	5,375,000	5,293,999

MEDIA – BROADCASTING – 0.01%
Univision Communications, Inc.,
Senior Secured First Lien Term Loan
7.59% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/15/2024 (a)	179,395	179,555

MEDIA – CABLE & SATELLITE – 0.54%
DIRECTV Financing, LLC,
Senior Secured First Lien Term Loan
9.84% (1 Month LIBOR USD + 5.00%,
0.750% Floor), 08/02/2027 (a)	675,841	651,957
Maxar Technologies, Ltd.,
Senior Secured First Lien Term Loan
9.157% (1 Month SOFR USD + 4.25%,
0.500% Floor), 06/14/2029 (a)	7,715,511	7,723,149
		8,375,106

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 8.04% (j) – Continued

MEDIA – ENTERTAINMENT – 0.52%
UFC Holdings, LLC,
Senior Secured First Lien Term Loan
7.57% (3 Month LIBOR USD + 2.75%,
0.750% Floor), 04/29/2026 (a)	$1,107,444	$1,102,859
William Morris Endeavor
Entertainment, LLC,
Senior Secured First Lien Term Loan
7.60% (1 Month LIBOR USD + 2.75%),
05/16/2025 (a)	7,052,299	7,005,296
		8,108,155

TECHNOLOGY – SOFTWARE & SERVICES – 1.79%
Boxer Parent Co., Inc.,
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%),
10/02/2025 (a)	7,209,687	7,130,849
Open Text Corp.,
Senior Secured First Lien Term Loan
6.59% (1 Month LIBOR USD + 1.75%),
05/30/2025 (a)	5,413,294	5,405,986
Optiv Security, Inc.,
Senior Secured First Lien Term Loan
8.09% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 02/01/2024 (a)	6,060,674	5,971,279
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien Term Loan
8.85% (1 Month LIBOR USD + 4.00%),
04/26/2024 (a)	9,358,747	9,315,838
		27,823,952

TECHNOLOGY HARDWARE – 0.07%
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan
8.276% (3 Month SOFR USD + 3.50%),
01/22/2027 (a)	1,002,518	998,918
Senior Secured First Lien Term Loan
8.407% (1 Month SOFR USD + 3.50%),
01/22/2027 (a)	39,094	38,954
		1,037,872

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 8.04% (j) – Continued

TRANSPORTATION – 0.85%
AAdvantage Loyalty IP, Ltd.,
Senior Secured First Lien Term Loan
9.558% (3 Month LIBOR USD + 4.75%,
0.750% Floor), 04/20/2028 (a)	$3,664,178	$3,726,267
Kenan Advantage Group, Inc.,
Senior Secured First Lien Term Loan
8.59% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 03/24/2026 (a)	988,405	983,053
Mileage Plus Holdings, LLC,
Senior Secured First Lien Term Loan
10.213% (3 Month LIBOR USD + 5.25%,
1.000% Floor), 06/21/2027 (a)	3,460,716	3,597,207
SkyMiles IP, Ltd.,
Senior Secured First Lien Term Loan
8.558%, 10/20/2027 (a)(g)	2,957,875	3,070,289
XPO Logistics, Inc.,
Senior Secured First Lien Term Loan
6.451% (1 Month LIBOR USD + 1.75%),
02/24/2025 (a)	1,881,000	1,879,589
		13,256,405
TOTAL BANK LOANS
(Cost $124,141,315)		125,054,294

CONVERTIBLE BONDS – 0.96%

CONSUMER DISCRETIONARY – 0.13%
Chegg, Inc. 0.125%, 03/15/2025	2,211,000	1,945,680

FINANCIALS – DIVERSIFIED – 0.2%
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/2027	2,153,000	1,707,598
Starwood Property Trust, Inc.
4.375%, 04/01/2023	1,450,000	1,457,050
		3,164,648

FOOD & BEVERAGE – 0.38%
Herbalife Nutrition, Ltd.
2.625%, 03/15/2024 (b)	6,205,000	5,894,750

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

	Principal	Fair
	Amount	Value

CONVERTIBLE BONDS – 0.96% – Continued

TECHNOLOGY – SOFTWARE & SERVICES – 0.15%
DocuSign, Inc. 5.125%, 01/15/2024 (i)	$2,440,000	$2,340,008

TELECOMMUNICATION SERVICES – DIVERSIFIED – 0.1%
Liberty Latin America, Ltd.
2.00%, 07/15/2024 (b)	1,635,000	1,513,533
TOTAL CONVERTIBLE BONDS
(Cost $15,277,044)		14,858,619

	Shares
MONEY MARKET FUND – 3.26%
First American Government
Obligations Fund – Class X, 4.65% (d)	50,689,870	50,689,870
TOTAL MONEY MARKET FUND
(Cost $50,689,870)		50,689,870
Total Investments (Cost $1,580,611,268) – 99.20%		1,542,048,783
Other Assets in Excess of Liabilities – 0.80%		12,473,696
TOTAL NET ASSETS – 100.00%		$1,554,522,479

Percentages are stated as a percent of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of March 31, 2023.
(b)	U.S. traded security of a foreign issuer.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2023, the value of these investments was $984,798,661 or 63.35% of total net assets.

(d)	Rate shown is the 7-day annualized yield as of March 31, 2023.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2023 (Unaudited)

(h)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as of March 31, 2023.
(i)	Zero-coupon security. Rate shown is the weighted average amortized yield as of March 31, 2023.
(j)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2023 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $298,604,399
and $1,580,611,268, respectively)	$287,551,802	$1,542,048,783
Cash	3,615,279	1,852,339
Receivables
Securities sold	10,686,772	8,941,396
Interest	1,911,232	24,755,052
Fund shares sold	193,862	3,382,219
Prepaid expenses	33,063	119,933
Total assets	303,992,010	1,581,099,722
LIABILITIES:
Payables
Securities purchased	3,460,354	20,724,650
Fund shares redeemed	169,787	1,905,028
Distributions payable	315,039	2,935,019
Administration and accounting expenses	29,717	72,504
Advisory fees (Note 4)	90,073	723,987
Audit	12,584	14,096
Transfer agent fees and expenses	8,299	11,800
Compliance fees	1,025	1,025
Printing and mailing	—	1,863
Legal	51	—
Shareholder servicing fees	395	66,213
12b-1 distribution fees	—	111,103
Custody fees	749	9,955
Total liabilities	4,088,073	26,577,243
NET ASSETS	$299,903,937	$1,554,522,479
NET ASSETS CONSIST OF:
Capital stock	$329,448,822	$1,627,615,152
Total distributable deficit	(29,544,885)	(73,092,673)
Total net assets	$299,903,937	$1,554,522,479

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2023 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS
Class A:
Net assets applicable to outstanding
Class A shares	—	$23,148,210
Shares issued and outstanding	—	2,413,506
Net asset value, redemption price per share(1)	—	$9.59
Maximum offering price per share
(net asset value divided by 97.00%)	—	$9.89
Class C:
Net assets applicable to outstanding
Class C shares	—	$17,027,130
Shares issued and outstanding	—	1,780,860
Net asset value, offering price
and redemption price per share(1)	—	$9.56
Class F:
Net assets applicable to outstanding
Class F shares	$11,583,067	$790,139,879
Shares issued and outstanding	1,285,095	82,589,316
Net asset value, offering price
and redemption price per share(1)	$9.01	$9.57
Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$288,320,870	$724,207,260
Shares issued and outstanding	31,985,220	75,615,282
Net asset value, offering price
and redemption price per share(1)	$9.01	$9.58

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Interest income	$11,565,030	$40,325,232
Consent and term loan fee income	74,911	207,041
Total investment income	11,639,941	40,532,273
EXPENSES:
Investment advisory fees (Note 4)	749,547	4,091,028
Administration and accounting fees (Note 4)	156,131	490,912
Transfer agent fees and expenses (Note 4)	57,028	75,712
Federal and state registration fees	21,698	60,549
Audit fees	13,334	14,946
Reports to shareholders	10,017	22,694
Trustee fees and expenses	7,732	7,660
Custody fees (Note 4)	7,228	41,177
Chief Compliance Officer fees (Note 4)	6,233	6,234
Legal fees	3,926	5,100
Miscellaneous expenses	3,872	8,284
Insurance expense	2,652	8,828
Service fees – Class A (Note 6)	—	6,648
Service fees – Class C (Note 6)	—	3,982
Service fees – Class F (Note 6)	249	309,002
12b-1 distribution fees – Class A (Note 5)	—	27,336
12b-1 distribution fees – Class C (Note 5)	—	84,831
Total expenses before advisory fee waiver	1,039,647	5,264,923
Advisory fee recoupment/(waiver)
by Advisor (Note 4)	(229,887)	1,726
Net expenses	809,760	5,266,649
NET INVESTMENT INCOME	10,830,181	35,265,624
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(2,786,474)	(14,563,638)
Change in unrealized
appreciation/(depreciation) on investments	8,702,474	59,156,092
Net realized and unrealized gain on investments	5,916,000	44,592,454
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$16,746,181	$79,858,078

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2023	September 30,
	(Unaudited)	2022
OPERATIONS:
Net investment income	$10,830,181	$12,146,662
Net realized loss on investments	(2,786,474)	(1,087,748)
Change in unrealized appreciation/
(depreciation) on investments	8,702,474	(21,520,923)
Net increase/(decrease) in net assets
resulting from operations	16,746,181	(10,462,009)
DISTRIBUTIONS TO SHAREHOLDERS:
Class F	(373,369)	(443,965)
Institutional Class	(10,393,420)	(11,704,296)
Total distributions	(10,766,789)	(12,148,261)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	3,384,461	6,999,849
Institutional Class	32,572,506	88,939,715
Proceeds from shares issued to
holders in reinvestment of dividends:
Class F	373,369	443,965
Institutional Class	8,634,141	9,699,429
Cost of shares redeemed:
Class F	(1,474,830)	(7,801,767)
Institutional Class	(48,672,639)	(64,192,070)
Redemption fees retained:
Class F	162	350
Institutional Class	4,480	8,929
Net increase/(decrease) in net assets derived
from capital share transactions	(5,178,350)	34,098,400
TOTAL INCREASE IN NET ASSETS	801,042	11,488,130
NET ASSETS:
Beginning of period	299,102,895	287,614,765
End of period	$299,903,937	$299,102,895
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	372,103	749,697
Institutional Class	3,594,672	9,570,555
Shares issued to holders as reinvestment of dividends:
Class F	41,499	48,312
Institutional Class	960,257	1,056,306
Shares redeemed:
Class F	(163,858)	(848,415)
Institutional Class	(5,409,744)	(6,983,553)
Net increase/(decrease) in shares outstanding	(605,071)	3,592,902

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2023	September 30,
	(Unaudited)	2022
OPERATIONS:
Net investment income	$35,265,624	$46,909,871
Net realized loss on investments	(14,563,638)	(9,799,356)
Change in unrealized appreciation/
(depreciation) on investments	59,156,092	(109,074,109)
Net increase/(decrease) in net assets
resulting from operations	79,858,078	(71,963,594)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(494,275)	(665,374)
Class C	(320,201)	(386,011)
Class F	(17,602,643)	(22,058,354)
Institutional Class	(17,001,991)	(23,732,311)
Total distributions	(35,419,110)	(46,842,050)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	5,685,051	12,273,785
Class C	4,006,223	5,032,498
Class F	300,407,110	412,305,150
Institutional Class	111,326,624	278,147,337
Proceeds from shares issued to holders
in reinvestment of dividends:
Class A	225,038	275,659
Class C	144,838	130,646
Class F	7,950,050	8,065,188
Institutional Class	12,022,343	20,479,687
Cost of shares redeemed:
Class A	(4,417,581)	(10,347,070)
Class C	(3,191,647)	(4,766,835)
Class F	(221,613,020)	(353,338,576)
Institutional Class	(140,339,895)	(140,978,785)
Redemption fees retained:
Class A	41	62
Class C	32	47
Class F	1,328	1,901
Institutional Class	1,314	1,969
Net increase in net assets derived
from capital share transactions	72,207,849	227,282,663
TOTAL INCREASE IN NET ASSETS	116,646,817	108,477,019
NET ASSETS:
Beginning of period	1,437,875,662	1,329,398,643
End of period	$1,554,522,479	$1,437,875,662

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months Ended
	March 31,	Year Ended
	2023	September 30,
	(Unaudited)	2022
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	596,480	1,248,109
Class C	424,112	511,490
Class F	31,533,879	42,233,031
Institutional Class	11,677,997	28,198,782
Shares issued to holders as
reinvestment of dividends:
Class A	23,608	28,386
Class C	15,242	13,524
Class F	835,850	834,178
Institutional Class	1,263,624	2,116,154
Shares redeemed:
Class A	(464,191)	(1,058,860)
Class C	(336,324)	(492,193)
Class F	(23,327,985)	(36,238,732)
Institutional Class	(14,775,427)	(14,481,597)
Net increase in shares outstanding	7,466,865	22,912,272

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months
	Ended
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022		2021		2020	2019	2018
PER SHARE DATA:
Net asset value,
beginning of period	$8.83		$9.50		$9.22		$9.56	$9.80	$9.74

Income from
investment operations:
Net investment income	0.33	(1)	0.37	(1)	0.30	(1)	0.41 (1)	0.50	0.44
Net realized and
unrealized gain/(loss)
on investments	0.17		(0.67)		0.29		(0.34)	(0.24)	0.05
Total from
investment operations	0.50		(0.30)		0.59		0.07	0.26	0.49

Less distributions:
From net
investment income	(0.32)		(0.37)		(0.31)		(0.42)	(0.50)	(0.43)
Total distributions	(0.32)		(0.37)		(0.31)		(0.42)	(0.50)	(0.43)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.01 (1)	—	—

Net asset value,
end of period	$9.01		$8.83		$9.50		$9.22	$9.56	$9.80

TOTAL RETURN	5.77	%†	-3.26%		6.44%		1.04%	2.69%	5.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$11,583		$9,141		$10,312		$2,265	$5,856	$5,119
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.70	%‡	0.71%		0.82%		0.78%	0.77%	0.76%
After advisory fee waiver	0.55	%‡	0.54%		0.60%		0.56%	0.57%	0.58%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	7.12	%‡	3.78%		2.92%		4.12%	4.93%	4.31%
After advisory fee waiver	7.27	%‡	3.95%		3.14%		4.34%	5.13%	4.49%
Portfolio turnover rate	20	%†	39%		59%		47%	28%	51%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022		2021		2020		2019	2018
PER SHARE DATA:
Net asset value,
beginning of period	$8.83		$9.50		$9.22		$9.56		$9.80	$9.75

Income from
investment operations:
Net investment income	0.32	(1)	0.37	(1)	0.31	(1)	0.40	(1)	0.51	0.44
Net realized and
unrealized gain/(loss)
on investments	0.18		(0.67)		0.28		(0.32)		(0.25)	0.04
Total from
investment operations	0.50		(0.30)		0.59		0.08		0.26	0.48

Less distributions:
From net
investment income	(0.32)		(0.37)		(0.31)		(0.42)		(0.50)	(0.43)
Total distributions	(0.32)		(0.37)		(0.31)		(0.42)		(0.50)	(0.43)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	—

Net asset value,
end of period	$9.01		$8.83		$9.50		$9.22		$9.56	$9.80

TOTAL RETURN	5.77	%†	-3.26%		6.48%		0.94%		2.82%	5.04%^

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$288,321		$289,962		$277,303		$230,854		$228,454	$287,237
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.69	%‡	0.71%		0.76%		0.76%		0.74%	0.71%
After advisory fee waiver	0.54	%‡	0.54%		0.54%		0.54%		0.54%	0.54%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	7.07	%‡	3.83%		3.05%		4.14%		4.97%	4.24%
After advisory fee waiver	7.22	%‡	4.00%		3.27%		4.36%		5.17%	4.41%
Portfolio turnover rate	20	%†	39%		59%		47%		28%	51%

†	Not annualized.
‡	Annualized.
^	Performance presented includes a 9/30/2017 trade date adjustment to net asset value per share.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class A
	Six Months
	Ended
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022		2021		2020		2019	2018
PER SHARE DATA:
Net asset value,
beginning of period	$9.30		$10.09		$9.93		$10.06		$10.00	$10.07
Income from
investment operations:
Net investment income	0.21	(1)	0.30	(1)	0.26	(1)	0.31	(1)	0.36	0.32
Net realized and
unrealized gain/(loss)
on investments	0.29		(0.79)		0.16		(0.13)		0.06	(0.07)
Total from
investment operations	0.50		(0.49)		0.42		0.18		0.42	0.25
Less distributions:
From net
investment income	(0.21)		(0.30)		(0.26)		(0.31)		(0.36)	(0.32)
Total distributions	(0.21)		(0.30)		(0.26)		(0.31)		(0.36)	(0.32)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)
Net asset value,
end of period	$9.59		$9.30		$10.09		$9.93		$10.06	$10.00
TOTAL RETURN	5.44	%†	-4.99%		4.25%		1.86%		4.33%	2.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$23,148		$20,992		$20,580		$15,946		$13,407	$13,160
Ratio of expenses
to average net assets:
Before advisory fee
recoupment/waiver	0.96	%‡	0.96%		0.98%		1.02%		1.03%	1.01%
After advisory fee
recoupment/waiver	0.96	%‡	0.95%		0.96%		0.97%		0.96%	0.95%
Ratio of net investment
income to average net assets:
Before advisory fee
recoupment/waiver	4.49	%‡	3.03%		2.59%		3.06%		3.61%	3.25%
After advisory fee
recoupment/waiver	4.49	%‡	3.04%		2.61%		3.11%		3.68%	3.31%
Portfolio turnover rate	26	%†	50%		80%		100%		77%	61%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class C
	Six Months
	Ended
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022		2021		2020		2019	2018
PER SHARE DATA:
Net asset value,
beginning of period	$9.27		$10.06		$9.90		$10.03		$9.97	$10.04
Income from
investment operations:
Net investment income	0.18	(1)	0.23	(1)	0.19	(1)	0.23	(1)	0.29	0.25
Net realized and
unrealized gain/(loss)
on investments	0.29		(0.80)		0.15		(0.12)		0.06	(0.07)
Total from
investment operations	0.47		(0.57)		0.34		0.11		0.35	0.18
Less distributions:
From net
investment income	(0.18)		(0.22)		(0.18)		(0.24)		(0.29)	(0.25)
Total distributions	(0.18)		(0.22)		(0.18)		(0.24)		(0.29)	(0.25)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	—	0.00 (2)
Net asset value,
end of period	$9.56		$9.27		$10.06		$9.90		$10.03	$9.97
TOTAL RETURN	5.08	%†	-5.71%		3.49%		1.10%		3.57%	1.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$17,027		$15,554		$16,546		$13,615		$11,406	$11,112
Ratio of expenses
to average net assets:
Before advisory fee
recoupment/waiver	1.70	%‡	1.70%		1.73%		1.77%		1.77%	1.76%
After advisory fee
recoupment/waiver	1.70	%‡	1.69%		1.71%		1.72%		1.70%	1.70%
Ratio of net investment
income to average net assets:
Before advisory fee
recoupment/waiver	3.75	%‡	2.30%		1.84%		2.32%		2.87%	2.46%
After advisory fee
recoupment/waiver	3.75	%‡	2.31%		1.86%		2.37%		2.94%	2.52%
Portfolio turnover rate	26	%†	50%		80%		100%		77%	61%
†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months
	Ended
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022		2021		2020		2019	2018
PER SHARE DATA:
Net asset value,
beginning of period	$9.28		$10.06		$9.91		$10.04		$9.97	$10.04
Income from
investment operations:
Net investment income	0.22	(1)	0.32	(1)	0.28	(1)	0.33	(1)	0.39	0.34
Net realized and
unrealized gain/(loss)
on investments	0.29		(0.78)		0.15		(0.13)		0.07	(0.07)
Total from
investment operations	0.51		(0.46)		0.43		0.20		0.46	0.27
Less distributions:
From net
investment income	(0.22)		(0.32)		(0.28)		(0.33)		(0.39)	(0.34)
Total distributions	(0.22)		(0.32)		(0.28)		(0.33)		(0.39)	(0.34)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)
Net asset value,
end of period	$9.57		$9.28		$10.06		$9.91		$10.04	$9.97
TOTAL RETURN	5.58	%†	-4.79%		4.49%		2.09%		4.68%	2.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$790,140		$682,182		$671,520		$446,802		$289,716	$211,941
Ratio of expenses
to average net assets:
Before advisory fee
recoupment/waiver	0.73	%‡	0.74%		0.76%		0.79%		0.80%	0.79%
After advisory fee
recoupment/waiver	0.73	%‡	0.73%		0.74%		0.74%		0.73%	0.73%
Ratio of net investment
income to average net assets:
Before advisory fee
recoupment/waiver	4.72	%‡	3.27%		2.81%		3.29%		3.83%	3.48%
After advisory fee
recoupment/waiver	4.72	%‡	3.28%		2.83%		3.34%		3.90%	3.54%
Portfolio turnover rate	26	%†	50%		80%		100%		77%	61%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2023		Year Ended September 30,
	(Unaudited)		2022		2021		2020		2019	2018
PER SHARE DATA:
Net asset value,
beginning of period	$9.29		$10.07		$9.92		$10.05		$9.98	$10.05
Income from
investment operations:
Net investment income	0.23	(1)	0.33	(1)	0.29	(1)	0.34	(1)	0.40	0.36
Net realized and
unrealized gain/(loss)
on investments	0.29		(0.79)		0.15		(0.13)		0.06	(0.08)
Total from
investment operations	0.52		(0.46)		0.44		0.21		0.46	0.28
Less distributions:
From net
investment income	(0.23)		(0.32)		(0.29)		(0.34)		(0.39)	(0.35)
Total distributions	(0.23)		(0.32)		(0.29)		(0.34)		(0.39)	(0.35)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)
Net asset value,
end of period	$9.58		$9.29		$10.07		$9.92		$10.05	$9.98
TOTAL RETURN	5.61	%†	-4.62%		4.47%		2.18%		4.77%	2.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$724,207		$719,148		$620,753		$274,166		$259,009	$342,454
Ratio of expenses
to average net assets:
Before advisory fee
recoupment/waiver	0.65	%‡	0.66%		0.67%		0.70%		0.72%	0.71%
After advisory fee
recoupment/waiver	0.65	%‡	0.65%		0.65%		0.65%		0.65%	0.65%
Ratio of net investment
income to average net assets:
Before advisory fee
recoupment/waiver	4.79	%‡	3.38%		2.89%		3.38%		3.91%	3.51%
After advisory fee
recoupment/waiver	4.79	%‡	3.39%		2.91%		3.43%		3.98%	3.57%
Portfolio turnover rate	26	%†	50%		80%		100%		77%	61%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income.  The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund currently offers Class F and Institutional Class shares.  Institutional Class shares became available for purchase on October 15, 2014 and Class F shares became available for purchase on March 1, 2017.

Each class of shares differs principally in its respective distribution expenses, service fees and sales charges on Class A and contingent deferred sales charge (“CDSC”) for Class C.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  The Funds may receive other income, such as amendment fees, consent fees and commitment fees.  These fees are recorded as income when the Funds become aware of their existence and are included in consent and term loan fee income in the statements of operations.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date.  Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s net asset value. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  Redemption fees retained are disclosed in the statements of changes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments.  Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2023, the Funds did not have any outstanding bridge loan commitments.

Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower.  At March 31, 2023, the Floating Rate High Income Fund and the Short Duration High Income Fund had $344,438 and $0, respectively, in outstanding unfunded loan commitments.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2023, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2023, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities have been classified as liquid under the Funds’ liquidity risk management program.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Shenkman

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

Capital Management, Inc. (“Advisor”),  as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2023:

Floating Rate High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$253,772,011	$—	$253,772,011
Corporate Bonds	—	33,555,898	—	33,555,898
Total Fixed Income	—	287,327,909	—	287,327,909
Equity
Electric Power
Generation	—	7	—	7
Total Equity	—	7	—	7
Warrant	—	3,356	—	3,356
Money Market Fund	220,530	—	—	220,530
Total Investments	$220,530	$287,331,272	$—	$287,551,802

Short Duration High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$1,351,446,000	$—	$1,351,446,000
Bank Loan
Obligations	—	125,054,294	—	125,054,294
Convertible Bonds	—	14,858,619	—	14,858,619
Total Fixed Income	—	1,491,358,913	—	1,491,358,913
Money Market Fund	50,689,870	—	—	50,689,870
Total Investments	$50,689,870	$1,491,358,913	$—	$1,542,048,783

Refer to the Funds’ schedules of investments for a detailed break-out of securities.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund's net assets. At March 31, 2023, the Floating Rate High Income Fund and the Short Duration High Income Fund had derivative exposure of 0.45% and 0.14%, respectively, of each Fund’s net asset value.

Accounting Pronouncements – In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022.  The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Funds’ investments, debt securities and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on each Fund’s financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the six months ended March 31, 2023, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $749,547 and $4,091,028, respectively, in advisory fees. Advisory fees payable to the Advisor at March, 31, 2023 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $90,073 and $723,987, respectively.  The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.

Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest and other customary Fund expenses.  However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate High Income Fund and Short Duration High Income Fund expenses in order to limit each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the following amounts of the average daily net assets:

Floating Rate High Income Fund:	0.54%
Short Duration High Income Fund:	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

months ended March 31, 2023, the Advisor reduced its fees in the amount of $229,887 for the Floating Rate High Income Fund and in the amount of $5,384 for the Short Duration High Income Fund.  The Floating Rate High Income Fund and the Short Duration High Income Fund reimbursed the Advisor $0 and $7,110, respectively, during the six months ended March 31, 2023.  The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2023	9/30/2024	9/30/2025	3/31/2026	Total
Floating Rate High
Income Fund	$255,021	$595,808	$524,312	$229,887	$1,605,028
Short Duration High
Income Fund	172,691	167,019	62,257	5,384	407,351

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2023, are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average daily net assets of the Short Duration High Income Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

March 31, 2023, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $27,336 and $84,831, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2023, the Floating Rate High Income Fund’s Class F shares incurred $249 in shareholder servicing fees. For the six months ended March 31, 2023, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $6,648, $3,982 and $309,002, respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2023, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$57,444,285	$66,945,528
Short Duration High Income Fund	456,135,746	362,336,735

The Funds had no purchases or sales of U.S. government obligations during the six months ended March 31, 2023.  Likewise, the Funds had no Rule 17a-7 purchases or sales during the six months ended March 31, 2023.

NOTE 8 – LINES OF CREDIT

The Floating Rate High Income Fund and the Short Duration High Income Fund have secured lines of credit in the amount of $40,000,000 and $150,000,000, respectively.  These lines of credit are intended to provide

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Floating Rate High Income Fund and the Short Duration High Income Fund did not draw upon their lines of credit during the six months ended March 31, 2023.  At March 31, 2023, neither of the Funds had any outstanding loan amounts.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2022, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Cost of investments(a)	$318,305,724	$1,518,447,469
Gross unrealized appreciation	476,003	302,586
Gross unrealized depreciation	(20,406,256)	(98,140,620)
Net unrealized depreciation(a)	(19,930,253)	(97,838,034)
Undistributed ordinary income	284,537	1,912,103
Total distributable earnings	284,537	1,912,103
Other accumulated losses	(15,878,561)	(21,605,710)
Total accumulated earnings/(losses)	$(35,524,277)	$(117,531,641)

(a)	Any differences between book basis and tax basis net unrealized appreciation and cost are attributable primarily to the tax deferral of losses on wash sales and partnership adjustments.

At September 30, 2022, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate
High Income
Fund	$14,066,349	$1,552,015	$15,618,364	No Expiration
Short Duration
High Income
Fund	5,809,854	14,055,335	19,865,189	No Expiration

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

The tax character of distributions paid during the six months ended March 31, 2023 and the year ended September 30, 2022 was as follows:

Floating Rate High Income Fund
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
Ordinary income	$10,766,789	$12,148,261
Total distributions paid	$10,766,789	$12,148,261

Short Duration High Income Fund
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
Ordinary income	$35,419,110	$46,842,050
Total distributions paid	$35,419,110	$46,842,050

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2022.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, each Fund’s percentage of control ownership positions greater than 25% are as follows:

		Percent of
Fund	Shareholder	Shares Held
Floating Rate High
Income Fund	National Financial Services, LLC	39.33%
Short Duration High
Income Fund	Merrill Lynch Pierce Fenner & Smith	27.40%

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds, unless specifically noted.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Bank Loan Risk. Each Fund’s investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. When the Funds are a participant in a loan, the Funds have no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Covenant Lite Loan Risk. (Floating Rate High Income Fund). Some covenant lite loans tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/ issuer. Covenant lite loans also generally

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

LIBOR Risk. (Floating Rate High Income Fund). The Floating Rate High Income Fund invests in certain debt securities or other financial instruments that utilize the London Inter-bank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for variable interest rate calculations. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications already phased out at the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, decreased values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance or net asset value. Uncertainty and volatility arising from the transition may result in a reduction in the value of certain LIBOR-based instruments held by the Fund or reduce the effectiveness of related transactions. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund and may adversely affect the Fund’s performance or net asset value.

Collateralized Loan Obligation Risk. (Floating Rate High Income Fund). The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

High Yield Risk. High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”) typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts.

Credit Risk. The issuers of the bonds and other debt instruments held by each Fund may not be able to make interest or principal payments.

Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, each Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

Interest Rate Risk. Each Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected to decline. Although the value of each Fund’s investments will vary, the fluctuations in value of each Fund’s investments in floating rate instruments should be minimized as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Funds.

Investment Risk. The Funds are not a complete investment program and you may lose money by investing in the Funds. The Funds invest primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, each Fund’s investments.

Leverage Risk. Leverage can increase the investment returns of the funds if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Funds will suffer a greater loss than would have resulted without the use of leverage.

Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Funds at quoted market prices. Each Fund’s

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on each Fund’s performance.

Initial Public Offering (“IPO”) and Unseasoned Company Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Foreign Instruments Risk. Investments in foreign instruments involve certain risks not associated with investments in U.S. companies. Foreign instruments in each Fund’s portfolio subject the respective Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

Management Risk. Each Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies may not work to produce the desired results. The success of each Fund is largely dependent upon the ability of the Advisor to manage the Fund and implement each Fund’s investment program. If the Funds were to lose the services of the Advisor or its senior officers, the Funds may be adversely affected. Additionally, if the Funds or any of the other accounts managed by the

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

Advisor were to incur substantial losses or were subject to an unusually high level of redemptions or withdrawals, the revenues of the Advisor may decline substantially. Such losses and/or withdrawals may impair the Advisor’s ability to retain employees and its ability to provide the same level of service to the Fund as it has in the past and continue operations.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed-income securities and are more  correlated  with  the  issuer’s  underlying  common  stock  than  fixed-income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Funds to sell these bonds.

U.S. Government Obligations Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

When-Issued Instruments Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the instruments’ delivery takes place. Additionally, failure of a party to a transaction to consummate the trade may result in a loss to the Funds or missing an opportunity to obtain a price considered advantageous.

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Zero Coupon Securities Risk. (Floating Rate High Income Fund). While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2023 (Unaudited)

currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

NOTE 12 – TRUSTEES AND OFFICERS

At a meeting held December 7-8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years. Ms. Michele Rackey was approved as an Independent Trustee effective January 1, 2023. Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At meetings held on October 18, 2022 and December 7-8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) on behalf of the Shenkman Capital Short Duration High Income Fund (the “Short Duration Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate Fund”) (each, a “Fund,” and together, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.	THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

performance of each Fund as of June 30, 2022 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short Duration Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three-, and five-year periods ended June 30, 2022. The Board noted that the Fund outperformed the Cohort average for the one-year period and underperformed for the three- and five-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary benchmark over the one-year period and outperformed over the three- and five-year periods ended June 30, 2022. The Board also considered that the Fund underperformed its secondary benchmark over the one-, three- and five-year periods ended June 30, 2022.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three-, and five-year periods.

Floating Rate Fund: The Board noted that the Fund outperformed each of the Morningstar peer group and Cohort average for the one-, three- and five-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary and secondary benchmark over the one-, three- and five-year periods ended June 30, 2022.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three-, and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT. In considering each Fund’s advisory fee and total fees and expenses, the Board reviewed comparisons to the Morningstar peer funds, the Cohort, and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.65% (the “Expense Cap”), excluding certain operating expenses and class-level expenses. The Board noted that the Fund’s contractual management fee was at the median and below the average of its Cohort. The Board also noted that the net expense ratio was below the average and median of the Cohort and below the average of its Morningstar peer group. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

Floating Rate Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% (the “Expense Cap”). The Board noted that both the Fund’s contractual management fee and net expense ratio were below the Cohort median and average and that the net expense ratio was below the Morningstar peer group average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration Fund. The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund would be in the best interest of each Fund and its shareholders.

SHENKMAN CAPITAL FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2021 through June 30, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

SHENKMAN CAPITAL FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2023 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1 855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the

12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1 855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1 855-SHENKMAN (1-855-743-6562).

Householding

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SHENKMAN CAPITAL FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Advisor
Shenkman Capital Management, Inc.
151 West 42nd Street, 29th Floor
New York, NY  10036

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(855) 743-6562

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date   6/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date   6/8/2023

By (Signature and Title)*  /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date  6/8/2023

* Print the name and title of each signing officer under his or her signature.